As filed with the Securities and Exchange Commission
                                on March 24, 2003

                     Securities Act File No. ______________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. /_____/

                      Post-Effective Amendment No. /_____/

                                  MONARCH FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Offices) (Zip Code)

                                 (207) 879-1900
                  (Registrant's Area Code and Telephone Number)

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                               Portland, ME 04101

                          Copies of Communications to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                     1800 Massachusetts Avenue NW 2nd Floor
                            Washington, DC 20036-1800

                  Approximate Date of Proposed Public Offering:
                        As soon as practicable after this
                    Registration Statement becomes effective.

--------------------------------------------------------------------------------


Title of securities being registered:

Universal  Shares,  Institutional  Service  Shares and Investor  Shares of Daily
Assets Government Fund and Daily Assets Cash Fund and Universal Shares and Institutional Service Shares of Daily Assets Treasury Fund.

Pursuant to Rule 429, a filing fee is not required because the Registrant has previously registered an indefinite number of its Shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
                     IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
--------------------------------------------------------------------------------

                                   FORUM FUNDS

                               Two Portland Square

                              Portland, Maine 04101

                                 _________, 2003

Dear Valued Shareholder:

     Enclosed is a Notice of Special Meeting of Shareholders of Daily Assets Treasury Obligations Fund ("Forum Treasury Fund"), Daily Assets Government Obligations Fund ("Forum Government Fund"), and Daily Assets Cash Fund ("Forum Cash Fund") (each a "Forum Series"), each a series of Forum Funds (the "Trust"), to be held on _________________, 2003 at the offices of Forum Financial Group, LLC, Two Portland Square, Second Floor Conference Room, Portland, Maine 04101.

     At the meeting, you will be asked to approve an Agreement and Plan of Reorganization between the Trust, on behalf of each Forum Series, and Monarch Funds ("Monarch"), another registered investment company, on behalf of its series Daily Assets Treasury Fund ("Monarch Treasury Fund"), Daily Assets Government Fund ("Monarch Government Fund"), and Daily Assets Cash Fund ("Monarch Cash Fund") (the "Plan"). Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund will transfer its assets and liabilities to Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund, respectively (each a "Monarch Series"), in exchange for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities. Each Forum Series will then distribute the shares received from the Monarch Series proportionately to its shareholders and then terminate. Each Forum Series' shareholder holding Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Service, and Investor Shares, respectively, of the corresponding Monarch Series.

     Each Forum Series and the corresponding Monarch Series invest substantially all of their assets in the same portfolio of Core Trust (Delaware) ("Core Trust"), another registered investment company. After the Plan is consummated, each Monarch Series will redeem its investment in Core Trust and invest directly in portfolio securities.

     The Board of Trustees of the Trust (the "Board") unanimously approved the Plan and believes that it is in the best interests of the shareholders of each Forum Series. In evaluating the Plan with respect to the Forum Series in which you invest, please note that:

     o    Each  Forum  Series  and  its  corresponding   Monarch  Series  invest
          substantially all of their assets in the same portfolio of Core Trust.

     o Each Forum Series and its corresponding Monarch Series pursue the same investment objective and have the same investment strategies and policies.

     o Although certain service provider fees of each Monarch Series are higher than those currently charged to its corresponding Forum Series, the economies of scale that will result from the combination of the assets of each Forum Series with the corresponding Monarch Series will result in lower gross expenses for the shareholders of each Forum Series after its reorganization.

     o As a result of the transactions contemplated under the Plan, the performance of each Forum Series will reflect the performance of the corresponding Monarch Series.

     Shareholders are being asked to approve the Plan only with respect to the Forum Series in which they own shares. The approval of the Plan by the shareholders of one Forum Series is not contingent on the approval of the Plan by the shareholders of any other Forum Series.

     The Board believes that the Plan is important and recommends that you read the enclosed materials carefully and then vote FOR the proposal. Please choose one of the following options to vote:

     o BY MAIL: Complete the enclosed proxy card and return it in the postage-paid envelope provided.
     o    BY TELEPHONE: Call the Toll-Free number on your proxy card.
     o    IN PERSON: Attend the Special Meeting (details enclosed).

     Forum Financial Group, LLC and/or its affiliates (collectively, "FFG") have agreed to pay the audit, legal, and proxy solicitation costs of the transactions contemplated under the Plan. FFG currently provides administrative, transfer agency, fund accounting and custody services to each Forum Series and each Monarch Series.

--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY TELEPHONE). NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------

     IF YOU HAVE ANY QUESTIONS CONCERNING THE PROXY STATEMENT/ PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT FORUM SHAREHOLDER SERVICES, LLC AT (800) 943-6786.

                                        Very truly yours,

                                        /s/ JOHN Y. KEFFER
                                        --------------------
                                        John Y. Keffer
                                        President and Chairman of
                                        the Board of Trustees

                                   FORUM FUNDS

                     DAILY ASSETS TREASURY OBLIGATIONS FUND
                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                             DAILY ASSETS CASH FUND

                               Two Portland Square
                              Portland, Maine 04101

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                 ________, 2003

To the Shareholders:

     A special meeting of shareholders of Daily Assets Treasury Obligations Fund ("Forum Treasury Fund), Daily Assets Government Obligations Fund ("Forum Government Fund"), and Daily Assets Cash Fund ("Forum Cash Fund"), each a series of Forum Funds (the "Trust"), will be held at the offices of Forum Financial Group, LLC, Two Portland Square, Second Floor Conference Room, Portland, Maine 04101 on _________, 2003 at 10:00 a.m. (Eastern time) to consider the following:

     1. A proposal to approve an Agreement and Plan of Reorganization between the Trust, on behalf of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund (each a "Forum Series"), and Monarch Funds ("Monarch"), another registered investment company, on behalf of its series, Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund (the "Plan"). Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund will transfer its assets to Daily Assets Treasury Fund ("Monarch Treasury Fund"), Daily Assets Government Fund ("Forum Government Fund"), and Daily Assets Cash Fund ("Monarch Cash Fund"), respectively (each a "Monarch Series"), in exchange for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities. Each Forum Series will then distribute the shares received from the Monarch Series proportionately to its shareholders and terminate. Each Forum Series' shareholder holding Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Service, and Investor Shares, respectively, of the corresponding Monarch Series; and

     2.   Any other business that properly comes before the meeting.

     Each Forum Series and the corresponding Monarch Series invest substantially all of their assets in the same portfolio of Core Trust (Delaware), another registered investment company. After the Plan is consummated, each Monarch Series will redeem its investment in Core Trust and invest directly in portfolio securities.

     The approval of the Plan by shareholders of one Forum Series is not contingent on the approval of the Plan by the shareholders of another Forum Series. If shareholders of a Forum Series approve the Plan, that Forum Series will reorganize into the corresponding Monarch

Series regardless of whether shareholders of any other Forum Series shareholders vote to approve the Plan.

     Enclosed with this notice is a Proxy Statement/Prospectus, which includes information relevant to the proposed transaction. A form of the Plan is attached as Exhibit A to the Proxy Statement/Prospectus.

     Shareholders of record of each Forum Series as of the close of business on _____________, 2003 are entitled to vote at the meeting and at any postponement or adjournment thereof. This notice and related Proxy Statement/Prospectus are first being mailed to shareholders of each Forum Series on or about ______, 2003. This Proxy is being solicited by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY TELEPHONE). NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------

IF YOU HAVE ANY QUESTIONS CONCERNING THE PROXY STATEMENT/ PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT FORUM SHAREHOLDER SERVICES, LLC AT (800) 943-6786.

                                        By Order of the Board of Trustees,

                                        /s/ LESLIE K. KLENK
                                        -------------------------
                                        Leslie K. Klenk
                                        Secretary
                                        Forum Funds

               YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWNED ON THE RECORD DATE.

                           PROXY STATEMENT/PROSPECTUS
                                __________, 2003

                          Acquisition of the Assets of
          DAILY ASSETS TREASURY OBLIGATIONS FUND ("FORUM TREASURY FUND")
       DAILY ASSETS GOVERNMENT OBLIGATIONS FUND ("FORUM GOVERNMENT FUND")
                   DAILY ASSETS CASH FUND ("FORUM CASH FUND"),

                                each a series of

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (800) 943-6786

                   By and In Exchange for Shares of Beneficial
                                   Interest of

              DAILY ASSETS TREASURY FUND ("MONARCH TREASURY FUND")
            DAILY ASSETS GOVERNMENT FUND ("MONARCH GOVERNMENT FUND")
                  DAILY ASSETS CASH FUND ("MONARCH CASH FUND"),
                                  respectively

                                each a series of

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (800) 754-8757

     On February 11, 2003, the Board of Trustees of Forum Funds (the "Trust"), a registered investment company, unanimously approved the Agreement and Plan of Reorganization between Forum Funds, on behalf of its series, Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund, and Monarch Funds ("Monarch"), another registered investment company, on behalf of its series, Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund (the "Plan").

     Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund (each a "Forum Series") will transfer its assets to Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund, respectively (each a "Monarch Series"), in exchange for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities. Each Forum Series will then distribute the shares received from the Monarch Series proportionately to its shareholders and then terminate. Each Forum Series shareholder holding Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Service, and Investor Shares, respectively, of the corresponding Monarch Series.

     Each Forum Series and the corresponding Monarch Series invest substantially all of their assets in the same portfolio of Core Trust (Delaware) ("Core Trust"), another registered investment company. After the Plan is consummated, each Monarch Series will redeem its investment in Core Trust and invest directly in portfolio securities.

     Please read the Proxy Statement/Prospectus carefully and retain it for future reference. The Proxy Statement/Prospectus sets forth concisely the information that you should know before investing in a Monarch Series. A Statement of Additional Information dated _________, 2003 containing additional information about the Plan and the transactions contemplated thereunder has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus. The Statement of Additional Information to this Proxy Statement/Prospectus is available upon request, without charge, by writing or calling:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04101
                                 (800) 943-6786

[Additional information to be incorporated by reference shall be included by pre-effective amendment.]

     Shareholders may also view or obtain copies of this Proxy Statement/Prospectus, the materials incorporated by reference herein or additional information regarding a Forum Series or a Monarch Series from the Securities and Exchange Commission's ("SEC") Website, HTTP://WWW.SEC.GOV.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FORUM SERIES OR A MONARCH SERIES IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, AND ANY OTHER U.S. GOVERNMENT AGENCY. AN INVESTMENT IN BOTH A FORUM SERIES AND A MONARCH SERIES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS

SUMMARY......................................................................5
  The Proposed Agreement and Plan of Reorganization..........................5
  Comparison of Fees.........................................................6
  Comparison of Investment Objectives and Principal Investment Strategies....10
  Comparison of Investment Advisory Services and Fees........................12
  Comparison of Other Service Providers......................................12
  Comparison of Class Structure..............................................13
  Comparison of Purchase, Redemption, and Exchange Privileges................14
  Comparison of Distribution Policies........................................16
  Comparison of Distribution and Shareholder Service Fees....................16
  Comparison of Net Asset Value Calculation Procedures.......................17
  Tax Matters Relating to the Reorganization.................................17
INVESTMENT RISKS.............................................................17
INFORMATION ABOUT THE PLAN...................................................18
  General Description of the Plan............................................18
  Securities to be Issued....................................................19
  Reasons for the Plan.......................................................20
TAXATION.....................................................................22
  Tax Consequences of Distributions..........................................22
  Tax Consequence of the Transactions Contemplated under the Plan............22
CAPITALIZATION...............................................................23
VOTING INFORMATION...........................................................20
  Instructions for Signing Proxy Cards.......................................26
  Information Regarding Shares of each Forum Series Outstanding..............27
  Information Regarding Shares of each Monarch Series Outstanding............28
ADDITIONAL INFORMATION.......................................................29
  Legal Matters..............................................................29
  Experts....................................................................29
  Information Filed with the Securities and Exchange Commission..............29
EXHIBIT A:  Form of Agreement and Plan of Reorganization.....................A-1

                                     SUMMARY

     This section summarizes the important terms of the proposed Plan between the Trust, on behalf of each Forum Series, and Monarch, on behalf of each Monarch Series (the "Plan"). This section also summarizes certain information regarding each Forum Series as well as each Monarch Series. As discussed below, the Trust's Board of Trustees (the "Board") believes that the Plan is in the best interest of the shareholders of each Forum Series.

     The information set forth in this section is only a summary of and is qualified in its entirety by the information contained elsewhere in this Proxy Statement/Prospectus or in the documents incorporated by reference herein.

     For a detailed discussion of the topics discussed in this Summary regarding the Monarch Series, see [Information to be incorporated by reference will be added by pre-effective amendment]. For a detailed discussion of the topics discussed in this Summary regarding each Forum Series, see [Information to be incorporated by reference will be added by pre-effective amendment].

THE PROPOSED AGREEMENT AND PLAN OF REORGANIZATION

     On February 11, 2003, the Board unanimously voted to approve the Plan with respect to each Forum Series.

     Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund will: (1) transfer its assets and liabilities to Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund, respectively, in exchange for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities and (2) each Forum Series will then distribute the shares received from the Monarch Series proportionately to its shareholders and terminate (each a "Reorganization," collectively, the "Reorganizations"). Each Forum Series' shareholder holding Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Services, and Investor Shares, respectively, of the corresponding Monarch Series. A Reorganization of a Forum Series will occur as of the Effective Date designated in the Plan or at a later date as agreed upon by the Board and the Monarch Board of Trustees ("Monarch Board") and only after the Plan is approved by the shareholders of the Forum Series and all contigencies of the Plan are satisfied.

     The Plan is the second stage of a larger transaction to consolidate the money markets series of the Trust, Core Trust, and Monarch (collectively, the "Money Fund Assets") in order to take advantage of the economies of scale and operational efficiencies that would result from the combination of the Money Fund Assets into one registrant. The first stage involved the reorganization of Monarch from a Delaware business trust into a Massachusetts business trust on April __, 2003. The final stage includes the redemption of each Monarch Series investment in Core Trust after the consummation of the Plan.

     For the reasons set forth in the section entitled "Information about the Plan - Reasons for the Plan," the Board, including the Trustees who are not "interested persons" as that term is defined in the Section 2(a)(19) of Investment Company Act of 1940, as amended (the "Independent Trustees"), unanimously approved the Plan, concluded that the transactions contemplated by the Plan with respect to each Forum Series was in the best interests of the shareholders of the Forum Series, and recommended that you approve the Plan with respect to the Forum Series in which you own shares. The Board, including the Independent Trustees, also unanimously concluded that the economic interests of each Forum Series' shareholders would not be diluted as a result of the transactions contemplated by the Plan. The Board considered a variety of different factors prior to forming these conclusions including, but not limited to: (1) the similarities of the investment objective and investment policies of each Forum Series and the corresponding Monarch Series; (2) the expenses of each Forum Series and the corresponding Monarch Series; (3) the tax-free nature of each Reorganization; and (4) the fact that Forum Financial Group, LLC and/or its affiliates (collectively, "FFG") have agreed to pay all audit, legal, and proxy solicitation costs associated with the Reorganizations.

COMPARISON OF FEES

     Like all mutual funds, each Forum Series and Monarch Series incur certain expenses in their operations and, as a shareholder, you pay these expenses indirectly. The following tables compare the various fees and expenses that a shareholder bore from an investment in each Forum Series as of the fiscal year ended August 31, 2002 and the Pro Forma expenses of the corresponding Monarch Series, as of August 31, 2002, assuming the Reorganization is approved.

                    FORUM TREASURY FUND/MONARCH TREASURY FUND

----------------------------------------- ----------------- ---------------- -- ----------------- ----------------
                                                               PRO FORMA                              PRO FORMA
                                               FORUM            MONARCH               FORUM            MONARCH
                                              TREASURY          TREASURY             TREASURY         TREASURY
                                                FUND(1)           FUND(2)              FUND(1)          FUND(2)
                                          ----------------- ---------------- -- ----------------- ----------------
                                                                                  INSTITUTIONAL    INSTITUTIONAL
                                           INSTITUTIONAL       UNIVERSAL             SERVICE          SERVICE
                                               SHARES           SHARES                SHARES           SHARES
----------------------------------------- ----------------- ---------------- -- ----------------- ----------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND
ASSETS)
----------------------------------------- ----------------- ---------------- -- ----------------- ----------------
Management Fees                                0.13%             0.14%               0.13%             0.14%
----------------------------------------- ----------------- ---------------- -- ----------------- ----------------
Distribution (12b-1) Fees                       None             None                 None             None
----------------------------------------- ----------------- ---------------- -- ----------------- ----------------
Other Expenses                                 0.16%             0.11%               0.58%             0.36%
----------------------------------------- ----------------- ---------------- -- ----------------- ----------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                                     0.29% (3)         0.25%(4)             0.71%(3)         0.50%(4)
----------------------------------------- ----------------- ---------------- -- ----------------- ----------------

(1) Based on amounts incurred during Forum Treasury Fund's fiscal year ended August 31, 2002 stated as a percentage of the average daily net assets assets.

(2) Pro Forma amounts based on combined net assets of Forum Treasury Fund and Monarch Treasury Fund as if the Reorganization had occurred on August 31, 2002.

(3) Certain service providers of Forum Treasury Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Institutional Shares and Institutional Service Shares to 0.20% and 0.45%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

(4) Certain service providers of Monarch Treasury Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Universal Shares and Institutional Service Shares to 0.20% and 0.45%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

                  FORUM GOVERNMENT FUND/MONARCH GOVERNMENT FUND

------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
                                              PROFORMA                             PROFORMA                           PROFORMA
                              FORUM           MONARCH              FORUM           MONARCH             FORUM          MONARCH
                            GOVERNMENT       GOVERNMENT          GOVERNMENT       GOVERNMENT         GOVERNMENT       GOVERNMENT
                              FUND(1)           FUND(2)             FUND(1)          FUND(2)            FUND(1)          FUND(2)
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
                                                               INSTITUTIONAL    INSTITUTIONAL
                          INSTITUTIONAL      UNIVERSAL            SERVICE          SERVICE            INVESTOR        INVESTOR
                              SHARES          SHARES              SHARES           SHARES              SHARES          SHARES
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
ANNUAL FUND
OPERATING
EXPENSES (EXPENSES
DEDUCTED FROM
FUND ASSETS)
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
Management Fees               0.13%            0.14%               0.13%           0.14%              0.13%            0.14%
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
Distribution (12b-1)
Fees                           None            None                None             None              0.30%            0.25%
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
Other Expenses                0.19%            0.11%               0.49%           0.36%              4.05%            0.46%
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
TOTAL ANNUAL FUND
OPERATING
EXPENSES                     0.32%(3)        0.25%(4)            0.62%(3)         0.50%(4)            4.48%(3)         0.85%(4)
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------

(1)  Based on amounts incurred during Forum Government  Fund's fiscal year ended
     August 31, 2002 stated as a percentage of the average daily net assets.

(2) Pro Forma amounts based on combined net assets of Forum Government Fund and Monarch Government Fund as if the Reorganization had occurred on August 31, 2002.

(3)  Certain service providers of Forum Government Fund have voluntarily  agreed to waive a portion of their fees and  reimburse  fund  expenses in order to limit Total Annual Fund Operating Expenses of Institutional,  Institutional
     Service, and Investor Shares to 0.20%, 0.45%, and 0.90%,  respectively,  of
     that   class'   average   daily  net   assets.   Fee  waivers  and  expense
     reimbursements may be reduced or eliminated at any time.

(4)  Certain  service  providers  of Monarch  Government  Fund have  voluntarily agreed to waive a portion  of their fees and  reimburse  fund  expenses  in
     order  to  limit  Total  Annual  Fund  Operating   Expenses  of  Universal,
     Institutional  Service  and  Investor  Shares to 0.20%,  0.45%,  and 0.85%,
     respectively,  of that class'  average  daily net  assets.  Fee waivers and expense reimbursements may be reduced or eliminated at any time.


                                       7


                        FORUM CASH FUND/MONARCH CASH FUND

------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
                                              PROFORMA                             PROFORMA                            PROFORMA
                              FORUM           MONARCH              FORUM            MONARCH            FORUM           MONARCH
                           CASH FUND(1)      CASH FUND(2)        CASH FUND(1)     CASH FUND(2)       CASH FUND(1)     CASH FUND2)
                          --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
                                                               INSTITUTIONAL    INSTITUTIONAL
                          INSTITUTIONAL      UNIVERSAL            SERVICE          SERVICE            INVESTOR        INVESTOR
                              SHARES          SHARES              SHARES           SHARES              SHARES          SHARES
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
ANNUAL FUND
OPERATING
EXPENSES (EXPENSES
DEDUCTED FROM
FUND ASSETS)
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
Management Fees               0.13%            0.14%               0.13%           0.14%               0.13%           0.14%
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
Distribution (12b-1)
Fees                           None            None                None             None               0.30%           0.25%
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
Other Expenses                0.18%            0.10%               0.50%           0.35%               3.38%           0.45%
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------
TOTAL ANNUAL FUND
OPERATING
EXPENSES                     0.31%(3)        0.24%(4)            0.63%(3)         0.49%(4)           3.81%(3)         0.84%(4)
------------------------- --------------- ---------------- -- ---------------- --------------- -- ---------------- ---------------

(1) Based on amounts incurred during Forum Cash Fund's fiscal year ended August 31, 2002 stated as a percentage of the average daily net assets.

(2) Pro Forma amounts based on combined net assets of the Forum Cash Fund and Monarch Cash Fund as if the Reorganization had occurred on August 31, 2002.

(3) Certain service providers of Forum Cash Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Institutional, Institutional Service, and Investor Shares to 0.20%, 0.45%, and 0.90%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

(4) Certain service providers of Monarch Cash Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Universal, Institutional Service, and Investor Shares to 0.20%, 0.45%, and 0.85%, respectively, of that class' average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE OF EFFECT ON FUND EXPENSES

     The following is a hypothetical example intended to help you compare the cost of investing in each Forum Series with the costs of investing in the corresponding Monarch Series after their Reorganization. This example assumes that you invest $10,000 in a specified fund and class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that the Total Annual Fund Operating Expenses of the specified fund and class remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                    FORUM TREASURY FUND/MONARCH TREASURY FUND

------------------------------ -------------------- -------------------- -- -------------------- --------------------
                                      FORUM              PRO FORMA                  FORUM             PRO FORMA
                                    TREASURY          MONARCH TREASURY            TREASURY             MONARCH
                                      FUND                  FUND                    FUND             TREASURY FUND
                               -------------------- -------------------- -- -------------------- --------------------
                                  INSTITUTIONAL          UNIVERSAL             INSTITUTIONAL        INSTITUTIONAL
                                     SHARES               SHARES              SERVICE SHARES       SERVICE SHARES
------------------------------ -------------------- -------------------- -- -------------------- --------------------
1 Year                                 $30                  $26                     $73                  $51
------------------------------ -------------------- -------------------- -- -------------------- --------------------
3 Years                                $93                  $80                    $227                 $160
------------------------------ -------------------- -------------------- -- -------------------- --------------------
5 Years                                $163                $141                    $395                 $280
------------------------------ -------------------- -------------------- -- -------------------- --------------------
10 Years                               $368                $318                    $883                 $628
------------------------------ -------------------- -------------------- -- -------------------- --------------------

                  FORUM GOVERNMENT FUND/MONARCH GOVERNMENT FUND

-------------- --------------- --------------- --- --------------- ---------------- -- --------------- ----------------
                                   PROFORMA                            PROFORMA                            PROFORMA
                    FORUM          MONARCH             FORUM           MONARCH              FORUM           MONARCH
                  GOVERNMENT     GOVERNMENT          GOVERNMENT      GOVERNMENT           GOVERNMENT      GOVERNMENT
                    FUND            FUND                FUND            FUND                FUND             FUND
-------------- --------------- --------------- --- --------------- ---------------- -- --------------- ----------------
                                                    INSTITUTIONAL   INSTITUTIONAL
                INSTITUTIONAL      UNIVERSAL           SERVICE         SERVICE            INVESTOR        INVESTOR
                    SHARES          SHARES             SHARES          SHARES              SHARES          SHARES
-------------- --------------- --------------- --- --------------- ---------------- -- --------------- ----------------
1 Year              $33             $26                 $63              $51                $449             $78
-------------- --------------- --------------- --- --------------- ---------------- -- --------------- ----------------
3 Years             $103            $80                 $199            $160               $1,355           $271
-------------- --------------- --------------- --- --------------- ---------------- -- --------------- ----------------
5 Years             $180            $141                $346            $280               $2,269           $471
-------------- --------------- --------------- --- --------------- ---------------- -- --------------- ----------------
10 Years            $406            $318                $774            $628               $4,598          $1,049
-------------- --------------- --------------- --- --------------- ---------------- -- --------------- ----------------

                        FORUM CASH FUND/MONARCH CASH FUND

-------------- --------------- ---------------- -- --------------- ---------------- -- --------------- ----------------
                                   PROFORMA                            PROFORMA                            PROFORMA
                    FORUM          MONARCH              FORUM          MONARCH              FORUM           MONARCH
                 CASH FUND        CASH FUND           CASH FUND       CASH FUND           CASH FUND       CASH FUND
-------------- --------------- ---------------- -- --------------- ---------------- -- --------------- ----------------
                                                    INSTITUTIONAL   INSTITUTIONAL
                INSTITUTIONAL      UNIVERSAL           SERVICE         SERVICE            INVESTOR        INVESTOR
                    SHARES          SHARES             SHARES          SHARES              SHARES          SHARES
-------------- --------------- ---------------- -- --------------- ---------------- -- --------------- ----------------
1 Year              $32              $25                $64              $50                $383             $86
-------------- --------------- ---------------- -- --------------- ---------------- -- --------------- ----------------
3 Years             $100             $77                $202            $157               $1,164           $268
-------------- --------------- ---------------- -- --------------- ---------------- -- --------------- ----------------
5 Years             $174            $135                $351            $274               $1,962           $466
-------------- --------------- ---------------- -- --------------- ---------------- -- --------------- ----------------
10 Years            $393            $306                $786            $616               $4,045          $1,037
-------------- --------------- ---------------- -- --------------- ---------------- -- --------------- ----------------

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The investment objective of each Forum Series and its corresponding Monarch Series is the same - to provide high current income to the extent consistent with preservation of capital and the maintenance of liquidity.

     Each Forum Series and its corresponding Monarch Series seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of their assets in the same portfolio of Core Trust (each a "Portfolio," collectively, the "Portfolios") pursuant to a Core and Gateway(R) structure. Each Portfolio (1) invests in a diversified portfolio of money market securities which are high credit quality, short-term, U.S.

dollar denominated debt securities ("Money Market Securities"); (2) invests in securities with remaining maturities of 397 days or less; and (3) maintains a dollar weighted average maturity of its investments of 90 days or less.

     The investment policies of each Forum Series and its corresponding Monarch Series and the Portfolio in which they invest are the same and are summarized in the following table:

------------------------------------------------------ ----------------------------------------------------
FUND/PORTFOLIO                                         PRIMARY INVESTMENTS

------------------------------------------------------ ----------------------------------------------------
Forum Treasury Fund                                    At least 80% of net assets invested in securities
Monarch Treasury Fund                                  issued or guaranteed by the U.S. Treasury
Treasury Cash Portfolio                                ("Treasury Securities") and Repurchase agreements
                                                       backed by Treasury Securities. Repurchase agreements
                                                       are transactions in which securities are purchased
                                                       and simultaneously committed to be resold to another
                                                       party at an agreed-upon date and at a price
                                                       reflecting a market rate of interest ("Repurchase
                                                       Agreements").

------------------------------------------------------ ----------------------------------------------------
Forum Government Fund                                  At least 80% of net assets in securities issued
Monarch Government Fund                                or guaranteed by the U.S. Government, its
Cash Portfolio                                         agencies, or instrumentalities ("Government
                                                       Securities") and Repurchase Agreements backed by
                                                       Government Securities.
------------------------------------------------------ ----------------------------------------------------
Forum Cash Fund                                        Invests  in  a  broad   spectrum  of  Money  Market
Monarch Cash Fund                                      Securities including:
Cash Portfolio                                         o  Securities issued by financial institutions, such
                                                          as certificates of deposit, bankers' acceptances
                                                          and time deposits
                                                       o  Securities issued by domestic companies, such as
                                                          commercial paper
                                                       o  Government Securities
                                                       o  Repurchase Agreements
------------------------------------------------------ ----------------------------------------------------

     Immediately after each Reorganization, each Monarch Series will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the Portfolio in which it is invested. Thereafter, Forum Investment Advisors, LLC ("FIA"), each Portfolio's investment adviser, will manage each Monarch Series directly. Each Monarch Series will thereafter be managed in the same manner as the corresponding Portfolio as set forth in the above table. Each Monarch Series, like its corresponding Portfolio, will also continue to invest in Money Market Securities with maturities of 397 days or less and will maintains a dollar weighted average maturity of its investments of 90 days or less.

     THE ADVISER'S INVESTMENT PROCESS. FIA continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for a Portfolio's investments. FIA searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security. FIA will continue to utilize the same investment process with respect to each Monarch Series after each Monarch Series redeems its interest in Core Trust immediately after the Reorganizations.

     The Adviser may sell a Money Market Security held by a Portfolio if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio or a Monarch Series;
     o    The security subsequently fails to meet FIA's investment criteria; or
     o    Funds are needed for another purpose.

The Adviser will follow the same process to sell securities on behalf of each Monarch Series after each Monarch Fund redeems its interest in Core Trust immediately after the Reorganizations.

COMPARISON OF INVESTMENT ADVISORY SERVICES AND FEES

     Each Forum Series and its corresponding Monarch Series invests in the same Portfolio. FIA is the investment adviser for each Portfolio and is located at Two Portland Square, Portland, Maine 04101. FIA is a privately owned company controlled by John Y. Keffer, the chairman of the Trust and of Monarch. In addition to the Portfolios, FIA manages one other money market fund, one taxable bond fund, and three tax-free bond funds.

     Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

     No Forum Series or Monarch Series incurs investment advisory fees directly. Rather, each Forum Series and its corresponding Monarch Series pay their pro-rata share of the investment advisory fee of the Portfolio in which they invest. Under an Investment Advisory Agreement with Core Trust (the "Core Advisory Agreement"), FIA is entitled to receive the following annual fee from the Portfolios:

------------------------------------------------------- ---------------------------------------------------
                                                                        FEE AS A % OF THE
                                                                 ANNUAL AVERAGE DAILY NET ASSETS
                      PORTFOLIOS                                    OF THE PORTFOLIOS COMBINED
------------------------------------------------------- ---------------------------------------------------
               Treasury Cash Portfolio,                    0.06% for the first $200 million in assets,
                  Cash Portfolio and                        0.04% of the next $300 million in assets,
              Government Cash Portfolio                         and 0.03% of the remaining assets.
------------------------------------------------------- ---------------------------------------------------

     For the fiscal year ended August 31, 2002, the aggregate advisory fee paid to the Adviser from each Portfolio, as a percentage of its average net assets, were:

--------------------------------- -------------------- -------------------- --------------------
                                     TREASURY CASH       GOVERNMENT CASH           CASH
           PORTFOLIO                   PORTFOLIO            PORTFOLIO            PORTFOLIO
--------------------------------- -------------------- -------------------- --------------------
          Advisory Fee                   0.03%                0.03%                0.03%
--------------------------------- -------------------- -------------------- --------------------

     Immediately after each Reorganization, each Monarch Series will withdraw its investment in its corresponding Portfolio and FIA, through Mr. Fischer, will manage the Monarch Series directly under an Investment Advisory Agreement with Monarch (the "Monarch Advisory Agreement"). The Monarch Advisory Agreement will be substantially similar to the Core Advisory Agreement and FIA will receive the same advisory fee from each of the Monarch Series, collectively, that it did from the Portfolios.

COMPARISON OF OTHER SERVICE PROVIDERS

     The following FFG affiliates serve as service providers to both the Trust and Monarch: (1) Forum Administrative Services, LLC ("FAdS") serves as administrator; (2) Forum Fund Services, LLC ("FFS") serves principal underwriter; (3) Forum Shareholder Services, LLC ("FSS") serves as transfer agent; (4) Forum Accounting Services, LLC serves as fund accountant; and (5) Forum Trust, LLC serves as custodian (collectively, the "Forum Companies"). Each of the Forum Companies is an indirect wholly owned subsidiary of FFG and is controlled by John Y. Keffer, the Chairman and President of the Trust and Monarch.

     FFG is indirectly controlled by John Y. Keffer. FFG and Mr. Keffer stand to benefit financially from each Reorganization in that the consolidation of the Money Market Assets under one registrant is expected to provide certain economies of scale that will effectively decrease the level of fee waivers required of FFG to maintain the net expenses of each Monarch Series at pre-Reorganization levels. Fee waivers are voluntary and may be reduced or eliminated at any time.

COMPARISON OF CLASS STRUCTURES

     Each Monarch Series offers five (5) share classes - Preferred, Universal, Institutional, Institutional Service and Investor Shares. Each Forum Series offers three (3) share classes - Institutional, Institutional Service, and Investor Shares except Forum Treasury Fund which offers (2) share classes - Institutional and Institutional Service Shares.

     The following classes of each Forum Series will reorganize with and into the below referenced classes of the corresponding Monarch Series:

---------------------------------------------------------- -------------------------------------------------------
FORUM SERIES/CLASS                                         MONARCH SERIES/CLASS
---------------------------------------------------------- -------------------------------------------------------
Forum Treasury Fund                                        Monarch Treasury Fund
---------------------------------------------------------- -------------------------------------------------------
    Institutional Shares                                       Universal Shares
---------------------------------------------------------- -------------------------------------------------------
    Institutional Service Shares                               Institutional Service Shares
---------------------------------------------------------- -------------------------------------------------------
Forum Government Fund                                      Monarch Government Fund
---------------------------------------------------------- -------------------------------------------------------
    Institutional Shares                                       Universal Shares
---------------------------------------------------------- -------------------------------------------------------
    Institutional Service Shares                               Institutional Service Shares
---------------------------------------------------------- -------------------------------------------------------
    Investor Shares                                            Investor Shares
---------------------------------------------------------- -------------------------------------------------------
Forum Cash Fund                                            Monarch Cash Fund
---------------------------------------------------------- -------------------------------------------------------
    Institutional Shares                                       Universal Shares
---------------------------------------------------------- -------------------------------------------------------
    Institutional Service Shares                               Institutional Service Shares
---------------------------------------------------------- -------------------------------------------------------
    Investor Shares                                            Investor Shares
---------------------------------------------------------- -------------------------------------------------------

     Institutional Shares of each Forum Series and Universal Shares of each Monarch Series are available for purchase by institutional investors. Institutional Service Shares of each Forum Series and Monarch Series are available for purchase by banks, trust companies, and certain other financial institutions for their own and customer accounts. Investor Shares of each Forum Series and Monarch Series are available for purchase by retail investors.

     The minimum initial investment for Institutional Shares of each Forum Series and Universal Series of each Monarch Series is $1 million while the minimum initial investment for Institutional Service Shares of each Forum Series and Monarch Series is $100,000. Institutional and Institutional Service Shares of each Forum Series and Institutional Service Shares of each Monarch Series also have a minimum subsequent investment of $250.

     The minimum initial investment for Investor Shares of each Forum Series is as follows:

------------------------------------------------ -------------------------------- -----------------------------
                                                   MINIMUM INITIAL INVESTMENT          MINIMUM SUBSEQUENT
                                                                                           INVESTMENT
------------------------------------------------ -------------------------------- -----------------------------
Standard Accounts                                             $10,000                         $500
------------------------------------------------ -------------------------------- -----------------------------
Traditional and Roth IRA Accounts                              $2,000                         $250
------------------------------------------------ -------------------------------- -----------------------------
Accounts with Systematic Investment Plans                        $250                         $250
------------------------------------------------ -------------------------------- -----------------------------
Exchanges                                                      $2,000                         $250
------------------------------------------------ -------------------------------- -----------------------------

The minimum initial investment for Investor Shares of each Monarch Series is $5,000. There is no minimum subsequent investment requirement for Investor Shares of a Monarch Series.

     KEY DIFFERENCES. In contrast to Institutional Shares and Investor Shares of each Forum Series, Universal Shares and Investor Shares of each Monarch Series do not have a minimum subsequent investment requirement. Moreover, the minimum initial investment for purchases of Investor Shares of a Forum Series ranges from $250 to $10,000 depending on the type of account or transaction involved whereas the minimum initial investment for all accounts and/or transaction types for investments in Investor Shares of a Monarch Series is $5,000.

COMPARISON OF PURCHASE, REDEMPTION, AND EXCHANGE PRIVILEGES

     PURCHASE PROCEDURES. Each Forum Series and Monarch Series continuously offers its shares through FFS. You may purchase shares of each Forum Series and Monarch Series by check, wire, ACH payment, systematic investment, or through financial institutions. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Forum Series or Monarch Series may accept purchases made by cash, cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check), or credit card check.

     Purchases of Investor Shares of each Forum Series may also be made through systematic investments. Under a Forum Series' systematic investment plan, you may invest a specified amount of money in the Forum Series once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250. No Monarch Series offers a systematic investment plan with respect to Investor Shares.

     If you purchase shares directly from a Forum Series, you will receive monthly statements and a confirmation of each transaction. If you purchase shares directly from a Monarch Series, you will only receive monthly statements. If you purchase shares of either a Forum Series or a Monarch Series through a financial institution, the policies and fees charged by that institution may be different from those charged by the Forum Series or the Monarch Series.

     Purchases of shares of a Forum Series and a Monarch Series may be made on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Business Day").

     You may purchase shares of a Forum Series or a Monarch Series at the net asset value ("NAV") of each class next calculated after FSS receives your request in proper form. Investments are not accepted or invested by a Forum Series or a Monarch Series during the period before receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds"). Shares of a Forum Series or a Monarch Series become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by FSS as follows:

------------------------------------- -----------------------------------
     ORDER MUST BE RECEIVED BY           PAYMENT MUST BE RECEIVED BY
------------------------------------- -----------------------------------
      2:00 p.m., Eastern time/             4:00 p.m., Eastern time/
      11:00 a.m., Pacific time             1:00 p.m., Pacific time
------------------------------------- -----------------------------------

     KEY DIFFERENCES. Each Forum Series offers a systematic investment plan for investments in Investor Shares while its corresponding Monarch Series does not offer a similar plan with respect to its Investor Shares. Additionally, if you purchase shares directly from a Forum Series, you will receive monthly statements and confirmations of each transaction while if you purchase shares directly from a Monarch Series, you will only receive monthly statements.

     EXCHANGE PROCEDURES. Shareholders of a Forum Series may exchange their Institutional, Institutional Service, and Investor Shares for Institutional, Institutional Service and Investor Shares, respectively, of another Forum Series, or for Institutional, Institutional Service and Investor Shares of Daily Assets Government Fund, another money market series of the Trust, or for certain other Trust Series.

     Shareholders of a Monarch Series may exchange their Universal, Institutional Service, and Investor Shares for Universal, Institutional Service, and Investor Shares of another Monarch Series. Shareholders of a Monarch Series may also exchange their Institutional Service Shares for Institutional Service Shares of Daily Assets Government Obligations Fund, another Monarch Series.

     Not all classes of a Forum Series or a Monarch Series may be available for purchase in every state. Shares of the Trust's Daily Assets Government Fund, other series of the Trust, and Monarch's Daily Assets Government Obligations Fund also may not be available for purchase in every state. The Trust's Daily Assets Government Fund and Monarch's Daily Assets Government Obligations Fund have the same objective and investment policies and the Trust's Daily Assets Government Fund is expected to reorganize with and into Monarch's Daily Assets Government Obligations Fund, a newly organized series, prior to August 31, 2003. It is anticipated that Investor Shares and Institutional Shares of the Trust's Daily Assets Government Fund will cease operations prior to the reorganization of the fund with and into Monarch's Daily Assets Government Obligations Fund.

     REDEMPTION PROCEDURES. You may redeem shares of a Forum Series and a Monarch Series at the NAV next calculated for the shares after FSS receives your request in proper form. Shares of a Forum Series and a Monarch Series are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by FSS.

         You may redeem shares of a Forum Series or a Monarch Series by mail, wire, or telephone. If FSS receives your wire redemption order with respect to shares of a Forum Series or a Monarch Series after 2:00 p.m., Eastern time/11:00 a.m., Pacific time, FSS will wire proceeds to you on the next Business Day.

     Redemptions of Investor Shares of a Forum Series may also be made through systematic withdrawal. Under a Forum Series systematic withdraw plan, you may redeem a specified amount of money once a month on a specified date. These payments are sent from your shareholder account to a designated bank account by ACH payment. Systematic withdraws must be for at least $250.

     Redemptions of Investor Shares of a Monarch Series may be made by writing checks provided by the Monarch Series against your account balance. Monarch
Series charge a $10 fee for all checks presented in amounts of less than $500 and deducts this fee directly from your shareholder account.

     KEY DIFFERENCES. In addition to redeeming shares by mail, wire, or by phone, you may redeem Investor Shares of a Forum Series pursuant to systematic withdrawals and you may redeem Investor Shares of a Monarch Series by writing checks provided by the Monarch Series against your account.

COMPARISON OF DISTRIBUTION POLICIES

     Each Forum Series and Monarch Series declares distributions from its net investment income daily and pays those distributions monthly. In addition, each Forum Series and Monarch Series pays capital gain distributions at least annually.

     All distributions of each Forum Series and Monarch Series are reinvested in additional shares unless a shareholder elects to receive distributions in cash.

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING FEES

     The Trust has adopted a Shareholder Service Plan with respect to Institutional Service Shares and Investor Shares of each Forum Series. Under the Shareholder Service Plan, the Trust may pay FAdS a shareholder service fee of up to 0.20% and 0.25%, respectively, of the average daily net assets of Institutional Service Shares and Investor Shares of each Forum Series. FAdS may pay any or all of these fees to various financial institutions that provide shareholder servicing to their customers who hold Institutional Service Shares and Investor Shares of a Forum Series.

     Similarly, Monarch has adopted a Shareholder Service Agreement with respect to Institutional Service Shares and Investor Shares of each Monarch Series. Under the Shareholder Service Agreement, Monarch may pay FAdS a shareholder service fee of up to 0.20% of the average daily net assets of each of Institutional Service Shares and Investor Shares of each Monarch Series. FAdS may pay any or all of these fees to various financial institutions that provide shareholder servicing to their customers who hold Institutional Service Shares and Investor Shares of a Monarch Series.

     The Trust has also adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") under which the Trust pays FFS a distribution fee at an annual rate of up to 0.50% of the average daily net assets of the Investor Shares of each Forum Series. The Board's approval of the Distribution Plan was subject to the condition that FFS would not charge a distribution fee at an annual rate of more than 0.30% of the average daily net assets of Investor Shares of a Forum Series without additional Board approval.

     Similarly, Monarch has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act under which Monarch pays FFS a distribution fee at an annual rate of up to 0.25% of the average daily net assets of the Investor Shares of each Monarch Series.

     KEY DIFFERENCES. The shareholder servicing fee authorized under the Monarch Shareholder Service Agreement for Investor Shares of a Monarch Series is 0.05% lower than the shareholder servicing fee authorized under the Trust's Shareholder Service Plan for Investor Shares of a Forum Series. Additionally, the distribution fee authorized under the Monarch Distribution Plan for Investor Shares of a Monarch Series is 0.05% lower than the distribution fee authorized by the Board with respect to the Trust's Distribution Plan for Investor Shares of a Forum Series.

COMPARISON OF NET ASSET VALUE CALCULATION PROCEDURES

     Each Forum Series and Monarch Series calculates its NAV as of 4:00 p.m., Eastern time/1:00 p.m., Pacific time on each Business Day. The time at which NAV is calculated may be changed in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Forum Series and Monarch Series values securities in its portfolio on an amortized cost basis.

TAX MATTERS RELATING TO THE REORGANIZATION

     The Trust will receive an opinion from __________________________, counsel to Monarch and Monarch's Independent Trustees, to the effect that each Reorganization will constitute a tax-free reorganization within the meaning of
Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). Consequently, no gain or loss will be recognized for federal income tax purposes by a Forum Series, the corresponding Monarch Series, or their respective shareholders as a result of a Reorganization. There is additional information about the federal income tax consequences of the Reorganizations under "Taxation."

                                INVESTMENT RISKS

     An investment in a Forum Series or a Monarch Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Forum Series and Monarch Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Forum Series or Monarch Series. There is also no assurance that any Forum Series or Monarch Series will achieve its investment objective. An investment in a Forum Series or a Monarch Series is not by itself a complete or balanced investment program.

     The principal risks of investing in a Forum Series and a Monarch Series and the Portfolio in which they invest are:

INTEREST RATE RISK. Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the investment performance of the corresponding Forum Series and Monarch Series to underperform currently available investments.

CREDIT RISK. The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Forum
Cash Fund/Monarch Cash Fund followed by Government Cash Portfolio/Forum Government Fund/Monarch Government Fund and then Treasury Cash Portfolio/Forum Treasury Fund/Monarch Treasury Fund.

MANAGEMENT RISK. As with all mutual funds, the Portfolio's investment adviser may make poor investment decisions.

     The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the $1.00 per share value of the corresponding Forum Series and Monarch Series. These risks also can result in lower investment performance of the applicable Forum Series and Monarch Series.

     As discussed previously, immediately after the Reorganizations, each Monarch Series will withdraw its investment in Core Trust and invest directly in securities. The risks associated with an investment in each Monarch Series will remain unchanged as a result of the underlying Reorganization and the subsequent withdraw of its investment in Core Trust.

                           INFORMATION ABOUT THE PLAN

     This section summarizes the material terms of the Plan. This section is qualified in its entirety by the terms and conditions contained in the Plan, a form of which is attached as Exhibit A to this Proxy Statement/Prospectus.

GENERAL DESCRIPTION OF THE PLAN

     The Plan is the second stage of a larger transaction to consolidate the Money Market Assets of the Trust, Core Trust and Monarch in order to take advantage of the economies of scale and operational efficiencies that would result from the combination of the Money Fund Assets into one registrant. The first stage involved the reorganization of Monarch from a Delaware business trust into a Massachusetts business trust on April __, 2003. The final stage includes the redemption of each Monarch Series investment in Core Trust after the consummation of the Plan.

     Under the Plan, each Forum Series will transfer its assets to a corresponding Monarch Series with the same investment objective, policies and risks in exchange for shares of the Monarch Series and the Monarch Series' assumption of applicable Forum Series' liabilities. Each Forum Series will distribute the shares received from the Monarch Series proportionately to its shareholders and then terminate. Each Forum Series' shareholder holding
Institutional, Institutional Service, and Investor Shares will receive Universal, Institutional Service, and Investor Shares, respectively, of the corresponding Monarch Series.

     The Plan contains customary representations, warranties, and conditions designed to ensure that a Reorganization is fair to the applicable Forum Series and its shareholders. The Plan provides that the consummation of a Reorganization is contingent upon, among other things, approval of the Plan by the applicable Forum Series' shareholders. The Plan may be terminated with respect to a Reorganization if, on the Closing Date, any of the applicable conditions have not been met or if the representations and warranties are not true, or if the Board determines that consummation of a Reorganization is not in the best interest of the applicable Forum Series. The Plan also provides that all of the audit, legal and proxy solicitation costs of each Reorganization will be borne by FFG. FFG currently provides administrative, transfer agency, fund accounting and custody services to each Forum Series and Monarch Series.

     The Closing Date of each Reorganization is ____________, 2003. The Board and the Monarch Board, by agreement, may change the Closing Date of a Reorganization.

     The approval of the Plan by shareholders of one Forum Series is not contingent on the approval of the Plan by the shareholders of another Forum Series. If shareholders of a Forum Series vote to approve the Plan, that Forum Series will reorganize into the corresponding Monarch Series regardless of whether shareholders of another Forum Series approve the Plan. If the shareholders of a Forum Series do not approve the Plan, the Reorganization related to that Forum Series will not take place.

     If a Forum Series' shareholders approve the Plan, shares of the Forum Series will no longer be offered for sale, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans. From the date of Shareholder approval until the close of business on the Closing Date, shareholders may continue to add to their existing account only through an established automatic investment plan or through the reinvestment of dividend and capital gain distributions.

     If shareholders of a Forum Series approve the Plan, the stock transfer books of that Forum Series will be permanently closed as of 4:00 p.m., Eastern time, on the Closing Date. The Forum Series' will only accept requests for redemption received in proper form before 4:00 p.m., Eastern time, on the business day immediately preceding the Closing Date. Requests received after that time will be considered requests to redeem shares of the corresponding Monarch Series.

SECURITIES TO BE ISSUED

     The Trust, a Delaware business trust, is subject to Delaware law while Monarch, a Massachusetts business trust, is subject to Massachusetts' law. Delaware law provides that the Trust's shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust's Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of each Forum Series and provides for indemnification out of each Forum Series' property of any shareholder or former shareholder held personally liable for the obligations of the Forum Series. The Trust's Trust Instrument also provides that each Forum Series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Forum Series and satisfy any judgment thereon. Thus, the risk of a shareholder of a Forum Series incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Forum Series is unable to meet its obligations. Under Massachusetts law, shareholders of a Monarch Series may, under certain circumstances, be held personally liable for the obligations of the Monarch Series. Monarch's Agreement and Declaration of Trust, however, provides substantially similar shareholder indemnification coverage as that which is included in the Trust's Trust Instrument.

     Both the Trust and Monarch are authorized to issue an unlimited number of authorized shares of beneficial interest, no par value. The Board and the Monarch Board may, without shareholder vote, divide the authorized shares into an unlimited number of separate portfolios or series. The Board and the Monarch Board may also, without shareholder approval, divide series into two or more classes of shares.

     Each share of each series of the Trust and Monarch, regardless of the share class, has equal distribution, liquidation and voting rights, and fractional shares have these rights proportionately. Each share class of the Trust and of Monarch bears its own expenses related to the distribution of the shares (and certain other expenses such as transfer agency, shareholder service and administration expenses). Generally, shares of the Trust and Monarch will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; (2) the 1940 Act requires a class vote; or (3) the Board or the Monarch Board, as applicable, determines that the matter affects more than one series and all affected series must vote.

     Neither Delaware nor Massachusetts law requires the Trust or Monarch, respectively, to hold annual meetings of shareholders, and generally the Trust and Monarch will hold shareholder meetings only when required by federal or state law. Shareholders of the Trust or Monarch representing 10% or more of the Trust's or Monarch's (or a series thereof) shares may, as set forth in their respective organizational documents, call meetings of the Trust or Monarch (or a series thereof), as applicable, for any purpose related to the Trust or Monarch (or a series thereof), as applicable, including, the removal of one or more Trustees.

     There are no conversion or preemptive rights in connection with shares of the Trust or Monarch. All shares of the Trust and Monarch are fully paid and non-assessable. A shareholder of a Forum Series or a Monarch Series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

     KEY DIFFERENCE. In contrast to the Forum Series, a Monarch Series may reorganize into or merge with another registered, open-end investment company without a shareholder vote.

REASONS FOR THE PLAN

     At a meeting held on February 11, 2003, the Board, including the Independent Trustees, unanimously approved the Plan and determined that each Reorganization contemplated by the Plan would be in the best interests of the applicable Forum Series' shareholders.

     In considering the Plan, the Board considered that FFG would no longer support fee waivers required to maintain the expenses of each Forum Series at prior levels. The Board, including the Independent Trustees, also concluded (with the advice and assistance of independent legal counsel) that each Reorganization would provide certain benefits to the shareholders of each Forum Series based on the following information provided during the meeting:

     1. Cost Savings: Each Reorganization would eliminate the marketing and management overlap arising from operating different funds with the same investment objective in a Core and Gateway structure.

     2. Dilution: The Plan includes provisions intended to avoid dilution of shareholders' interests of the shareholders of each Forum Series. Under the Plan, each Forum Series shareholder will receive shares of a corresponding class of the Monarch Series equal in value to its share of the net assets of the class of the Forum Series held. Consequently, the Board, including the Independent Trustees, determined that the Reorganizations would not dilute the interests of the shareholders of the applicable Forum Series.

     3. Similarity of Investment Objectives and Policies: Each Forum Series and its corresponding Monarch Series have the same investment objective - to provide high current income consistent with preservation of capital and the maintenance of liquidity. Each Forum Series and its corresponding Monarch Series also share the same investment policies.

     4. Expenses: Although certain service provider fees of each Monarch Series are higher than those currently charged to its corresponding Forum Series counterpart, the Reorganization will result in lower gross expenses for the Forum Series and the same net expenses. The consolidation of Money Market Assets under one registrant is expected to provide certain economies of scale that will effectively decrease the level of fee waivers required of FFG to maintain the net expenses of each Monarch Series at pre-Reorganization levels. The Board noted, however, that fee waivers are voluntary and may be reduced or eliminated at any time.

     5. Portfolio Management: Each Reorganization would result in a continuity of portfolio management. Prior to each Reorganization, each Forum Series and its corresponding Monarch Series will invest substantially all of their assets in the same series of Core Trust managed by FIA. Immediately after the Reorganizations, each Monarch Series will withdraw its investment from Core Trust and be managed directly by FIA.

     6. Tax-Free Nature of the Reorganization: It is anticipated that each Reorganization will be accomplished without federal tax consequences for the Forum Series, Monarch Series and their respective shareholders.

     7. Transaction Costs: The audit, legal and proxy solicitation costs of each Reorganization will be borne by FFG.

           THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY
                        RECOMMENDS APPROVAL OF THE PLAN.

                                    TAXATION

     Each Forum Series and Monarch Series has similar tax treatment and each intends to qualify each fiscal year to be treated as a regulated investment company (a "RIC") under the Code. As a RIC, each Forum Series and Monarch Series generally will not be liable for federal income taxes on the net investment income and capital gain distributed to its shareholders. Each Forum Series and Monarch Series intends to distribute all of its net income and net capital gains each year. Accordingly, no Forum Series or Monarch Series should be subject to federal income or excise taxes.

TAX CONSEQUENCES OF DISTRIBUTIONS

     The distribution of net income (including short-term capital gain) by a Forum Series or a Monarch Series is taxable as ordinary income. The distribution of long-term capital gain, if any, by a Forum Series or a Monarch Series is taxable as long-term capital gain regardless of how long shares are held. Each Forum Series and Monarch Series expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions by a Forum Series and a Monarch Series may also be subject to certain state and local taxes.

     Shareholders of a Forum Series or a Monarch Series that are not U.S. citizens or residents and that are not considered to be engaged in a U.S. trade or business under the Code generally will be subject to withholding tax at a 30% rate on distributions of either Series' net income, including net short-term capital gains. This rate may be reduced under an applicable income tax treaty. Net capital gain distributions by either Series generally will not be subject to withholding tax for such shareholders.

TAX CONSEQUENCES OF THE TRANSACTIONS CONTEMPLATED BY THE PLAN

     As a condition to the consummation of each Reorganization, the Trust and Monarch will receive an opinion from __________________ to the effect that, based on the facts and assumptions stated in the Plan as well as certain representations by the Trust and Monarch including those in the Plan, for federal income tax purposes:

     (1) Each Monarch Series' acquisition of its corresponding Forum Series' assets in exchange solely for that Monarch Series' shares and its assumption of that Forum Series' liabilities, followed by that Forum Series' distribution of those shares PRO RATA to its shareholders constructively in exchange for their Forum Series shares, will constitute a "reorganization" (as defined in section 368(a)(1)(C) of the Code), and each Forum Series and Monarch Series will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

     (2) Each Forum Series will recognize no gain or loss on the transfer of its assets to its corresponding Monarch Series in exchange solely for that Monarch Series' shares and that Monarch Series' assumption of that Forum Series' liabilities or on the subsequent distribution of those shares to that Forum Series' shareholders in constructive exchange for their Forum Series shares:

     (3) Each Monarch Series will recognize no gain or loss on its receipt of the transferred assets in exchange solely for its shares and its assumption of its corresponding Forum Series' liabilities;

     (4) Each Monarch Series' basis in the transferred assets will be the same as its corresponding Forum Series' basis therein immediately before the Reorganization, and each Monarch Series' holding period for those assets will include its corresponding Forum Series' holding period therefor;

     (5) Each Forum Series shareholder will recognize no gain or loss on the constructive exchange of all its Forum Series shares solely for the corresponding Monarch Series' shares pursuant to the Reorganization; and

     (6) Each Forum Series shareholder's aggregate basis in the corresponding Monarch Series' shares it receives in the Reorganization will be the same as the aggregate basis in its Forum Series shares it constructively surrenders in exchange for those Monarch Series shares, and its holding period for those Monarch Series shares will include its holding period for those Forum Series shares, provided the shareholder holds them as capital assets on the Closing Date.

     The tax opinion will state that no opinion is expressed as to the effect of a Reorganization on each Forum Series and Monarch Series or any shareholder thereof with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

         Shareholders of each Forum Series should consult their tax advisers regarding the effect on them, if any, of the Reorganization in which that Forum Series is participating in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of that Reorganization.

                        CAPITALIZATION

     The following tables set forth the capitalization of each class of each Forum Series as of August 31, 2002 and, on a pro forma combined basis, the capitalization of each applicable class of the corresponding Monarch Series as of August 31, 2002, assuming that the Plan is approved and the applicable Reorganization is consummated.

                    FORUM TREASURY FUND/MONARCH TREASURY FUND

                                        ------------------- ----------------- -- ------------------ ------------------
                                                                PRO FORMA                               PRO FORMA
                                               FORUM             MONARCH               FORUM              MONARCH
                                           TREASURY FUND      TREASURY FUND        TREASURY FUND       TREASURY FUND
                                        ------------------- ----------------- -- ------------------ ------------------
                                           INSTITUTIONAL         UNIVERSAL          INSTITUTIONAL      INSTITUTIONAL
                                              SHARES             SHARES            SERVICE SHARES     SERVICE SHARES
--------------------------------------- ------------------- ----------------- -- ------------------ ------------------
Net Assets
--------------------------------------- ------------------- ----------------- -- ------------------ ------------------
Net Asset Value Per Share
--------------------------------------- ------------------- ----------------- -- ------------------ ------------------
Shares Outstanding
--------------------------------------- ------------------- ----------------- -- ------------------ ------------------

                  FORUM GOVERNMENT FUND/MONARCH GOVERNMENT FUND

------------------- ---------------- ----------------- -- ---------------- ----------------- -- ---------------- -----------------
                                         PROFORMA                              PROFORMA                              PROFORMA
                         FORUM           MONARCH               FORUM           MONARCH               FORUM           MONARCH
                    GOVERNMENT FUND  GOVERNMENT FUND      GOVERNMENT FUND  GOVERNMENT FUND      GOVERNMENT FUND  GOVERNMENT FUND
                    ---------------- ----------------- -- ---------------- ----------------- -- ---------------- -----------------
                                                           INSTITUTIONAL     INSTITUTIONAL
                     INSTITUTIONAL       UNIVERSAL            SERVICE           SERVICE             INVESTOR         INVESTOR
                        SHARES             SHARES             SHARES            SHARES               SHARES           SHARES
------------------- ---------------- ----------------- -- ---------------- ----------------- -- ---------------- -----------------
Net Assets
------------------- ---------------- ----------------- -- ---------------- ----------------- -- ---------------- -----------------
Net Asset
Value Per
Share
------------------- ---------------- ----------------- -- ---------------- ----------------- -- ---------------- -----------------
Shares
Outstanding
------------------- ---------------- ----------------- -- ---------------- ----------------- -- ---------------- -----------------

                       FORUM CASH FUND/MONARCH CASH FUND

------------------- ----------------- ---------------- -- ----------------- ---------------- -- ----------------- ----------------
                                         PROFORMA                              PROFORMA                              PROFORMA
                    FORUM CASH FUND    MONARCH CASH       FORUM CASH FUND    MONARCH CASH       FORUM CASH FUND    MONARCH CASH
                                           FUND                                  FUND                                  FUND
                    ----------------- ---------------- -- ----------------- ---------------- -- ----------------- ----------------
                                                           INSTITUTIONAL     INSTITUTIONAL
                     INSTITUTIONAL       UNIVERSAL            SERVICE           SERVICE             INVESTOR         INVESTOR
                        SHARES             SHARES             SHARES            SHARES               SHARES           SHARES
------------------- ----------------- ---------------- -- ----------------- ---------------- -- ----------------- ----------------
Net Assets
------------------- ----------------- ---------------- -- ----------------- ---------------- -- ----------------- ----------------
Net Asset
Value Per
Share
------------------- ----------------- ---------------- -- ----------------- ---------------- -- ----------------- ----------------
Shares
Outstanding
------------------- ----------------- ---------------- -- ----------------- ---------------- -- ----------------- ----------------

                               VOTING INFORMATION

     This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting of Forum Series shareholders. Solicitation of proxies will be primarily by mail. Officers of the Trust may also solicit proxies by telephone, facsimile, or in person. The costs of solicitation will be borne by the FFG and are estimated to be under $___.

     Each share of each Forum Series is entitled to one vote. Approval of the Plan by each Forum Series requires the affirmative vote of the lesser of (a) 67% or more of the shares of the Forum Series present at the Special Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting or (b) more than 50% of the outstanding shares of the Forum Series. Shareholders holding one third of the outstanding shares of each Forum Series as of the Record Date present in person or by proxy will constitute a quorum for the transaction of business at the Special Meeting.

     For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not votes cast at the Special Meeting and therefore will have the effect of voting "AGAINST" the proposal. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners and other persons entitled to vote for which the broker lacks discretionary voting authority.

     You may vote on the Plan on behalf of a Forum Series in which you invest by utilizing one of the following options:

     BY MAIL:       Complete   the   proxy   card   enclosed   with  the   Proxy
                    Statement/Prospectus ("Proxy Card") and return it in the postage paid envelope provided.

     BY TELEPHONE:  Call the Toll-Free number on your proxy card.

     IN PERSON:     Attend the Special Meeting in person at 10:00 a.m.  (Eastern time) on _________,  2003 at the offices of Forum  Financial
                    Group, LLC, Two Portland Square,  2nd Floor Conference Room,
                    Portland, Maine 04101.

If you plan to vote by mail, you should complete the Proxy Card by:

     1. Indicating whether you vote "FOR", "AGAINST", or "ABSTAIN" from voting on the Plan by checking the appropriate box on the Proxy Card;
     2.   Signing and dating the Proxy Card; and
     3.   Returning it to FSS in the enclosed postage-paid envelope.

     Any shareholder may revoke his or her proxy at any time before it is voted by giving written notice of revocation or by executing and delivering a later dated proxy to FSS at Two Portland Square, Portland, Maine, 04101, or by personally casting a vote at the Meeting. To change a vote by written notice of revocation, you must provide FSS with a "Revocation Letter" that:

     1.   Identifies yourself;
     2. States that as shareholder of a Forum Series, you revoke your prior decisions as set forth in the previously returned Proxy Card; and
     3. Indicates your approval, disapproval or abstention from voting on the Plan.

     If you do not specify a choice on a proxy card that is properly executed and returned in time to be voted at the Special Meeting, it will be voted "FOR" the approval of the Plan.

     If you do not plan to attend the Special Meeting of Shareholders of the Forum Series in which you invest on _________, 2003, FSS must receive your vote by mail or telephone on or before _________, 2003. If you do not return your Proxy Card by that date or you abstain from voting, you will be treated as having voted "AGAINST" the Plan.

     It is not anticipated that any matters other than the approval of the Plan will be brought before the meeting. Should other business be brought before the meeting, it is intended that all proxies will be voted in accordance with the judgment of the persons named as proxies. If sufficient votes in favor of approving the Plan are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the meeting for a reasonable period of time to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote "FOR" adjournment those proxies required to be voted "FOR" the approval of the proposal. The persons named as proxies will vote "AGAINST" adjournment those proxies required to be voted "AGAINST" the proposal. The costs of any additional solicitation and of any adjourned session will be paid by FFG.

     INSTRUCTIONS FOR SIGNING PROXY CARDS The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Forum Series involved in validating your vote if you fail to sign your proxy card properly.

     1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.
     2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.
     3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

     REGISTRATION                                        VALID SIGNATURE
     ------------                                        ---------------

     CORPORATE ACCOUNTS
     ------------------
     (1)  ABC Corp...................................... ABC Corp.
                                                         John Doe, Treasurer
     (2)  ABC Corp...................................... John Doe, Treasurer
     (3)  ABC Corp. c/o John Doe, Treasurer............. John Doe
     (4)  ABC Corp. Profit Sharing Plan................. John Doe, Director

     PARTNERSHIP ACCOUNTS
     --------------------
     (1)  The XYZ Partnership........................... Jane B. Smith, Partner
     (2)  Smith and Jones, Limited Partnership.......... Jane B. Smith,
                                                         General Partner

     TRUST ACCOUNTS
     --------------
     (1)  ABC Trust Account............................. Jane B. Doe, Director
     (2)  Jane B. Doe, Director u/t/d 12/28/78.......... Jane B. Doe

     CUSTODIAL OR ESTATE ACCOUNTS
     ----------------------------
     (1)  John B. Smith, Cust. f/b/o John B. Smith, Jr.

          UGM/UTMA...................................... John B. Smith
     (2)  Estate of John B. Smith....................... John B. Smith, Executor

INFORMATION REGARDING SHARES OF EACH FORUM SERIES OUTSTANDING

     Only shareholders of a Forum Series on ____________, 2003 (the "Record Date") are entitled to notice of and to vote at the Special Meeting. As of ___________, 2003, shares outstanding of each Forum Series were:

TRUST SERIES                 CLASS                           OUTSTANDING SHARES
Forum Treasury Fund          Institutional Shares
Forum Treasury Fund          Institutional Service Shares
Forum Government Fund        Institutional Shares
Forum Government Fund        Institutional Service Shares
Forum Government Fund        Investor Shares
Forum Cash Fund              Institutional Shares
Forum Cash Fund              Institutional Service Shares
Forum Cash Fund              Investor Shares

     As of _____, 2003, the Trust's officers and Trustees, as a group, owned less than 1% of each class of each Forum Series.

     From time to time, certain shareholders may own a large percentage of the shares of a Forum Series. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of ______________, 2003, and to the best of the Trust's knowledge and belief, the following persons beneficially owned 25% or more of the shares of a Forum Series and may be deemed to control the Forum Series. For each person that is a company, the jurisdiction under the laws of which the company is organized and the company's parents are listed.

---------------------------------------- -------------------------------------- -------------------------------------
                 NAME                              NUMBER OF SHARES               PERCENTAGE OF FUND SHARES OWNED
                ADDRESS                                  OWNED
---------------------------------------- -------------------------------------- -------------------------------------

---------------------------------------- -------------------------------------- -------------------------------------

     As of ____________, 2003, and to the best of the Trust's knowledge, the following shareholders owned beneficially or of record 5% or more of a Forum Series or a class thereof:

--------------------------- ----------------------------- ----------------------------- -----------------------------
           NAME                NUMBER OF SHARES OWNED      PERCENTAGE OF CLASS OWNED     PERCENTAGE OF FUND SHARES
         ADDRESS                                                                                   OWNED
--------------------------- ----------------------------- ----------------------------- -----------------------------

--------------------------- ----------------------------- ----------------------------- -----------------------------

INFORMATION REGARDING SHARES OF EACH MONARCH SERIES OUTSTANDING

     As of ______, 2003, shares outstanding of each Monarch Series were:

TRUST SERIES                CLASS                           OUTSTANDING SHARES
Monarch Treasury Fund       Universal Shares
Monarch Treasury Fund       Institutional Service Shares
Monarch Government Fund     Universal Shares
Monarch Government Fund     Institutional Service Shares
Monarch Government Fund     Investor Shares
Monarch Cash Fund           Universal Shares
Monarch Cash Fund           Institutional Service Shares
Monarch Cash Fund           Investor Shares

     As of _____, 2003, Monarch's officers and Trustees as a group owned less than 1% of each class of each Monarch Series.

     From time to time, certain shareholders may own a large percentage of the shares of a Monarch Series. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of ______________, 2003, and to the best of Monarch's knowledge and belief, the following persons beneficially owned 25% or more of the shares of a Monarch Series and may be deemed to control the Monarch Series. For each person that is a company, the jurisdiction under the laws of which the company is organized and the company's parents are listed.

---------------------------------------- -------------------------------------- -------------------------------------
                 NAME                              NUMBER OF SHARES               PERCENTAGE OF FUND SHARES OWNED
                ADDRESS                                  OWNED
---------------------------------------- -------------------------------------- -------------------------------------

---------------------------------------- -------------------------------------- -------------------------------------

     As of ____________, 2003, and to the best of Monarch's knowledge, the following shareholders owned beneficially or of record 5% or more of a Monarch Series or a class thereof:

---------------------------- ----------------------------- ----------------------------- ----------------------------
           NAME                 NUMBER OF SHARES OWNED      PERCENTAGE OF CLASS OWNED     PERCENTAGE OF FUND SHARES
          ADDRESS                                                                                   OWNED
---------------------------- ----------------------------- ----------------------------- ----------------------------

---------------------------- ----------------------------- ----------------------------- ----------------------------

                             ADDITIONAL INFORMATION

LEGAL MATTERS

     Seward & Kissel LLP ("S&K") serves as counsel for each Forum Series and the Trust. S&K does not represent FIA or FFS regarding the Plan or any related transaction. Kirkpatrick & Lockhart LLP ("K&L") serves as counsel to the Trust's Independent Trustees and does not represent FIA or FFS regarding the Plan or any related transaction. K&L also serves as counsel to Monarch and its Independent Trustees.

EXPERTS

     __________ are the independent accountants for each Forum Series and each Monarch Series. _________ is considered to be an expert due to its experience in auditing and accounting.

     Please refer to Exhibits B and C to this Proxy Statement/Prospectus for financial highlight information for Institutional, Institutional Service, and Investor Shares of each Forum Series and for Universal, Service (now known as Institutional Service), and Investor Shares of each Monarch Series, respectfully.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information does not contain all of the information set forth in the registration statements and exhibits of each Forum Series or Monarch Series filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act. [Information to be incorporated by reference to be added by pre-effective amendment].

     The Trust, on behalf of each Forum Series, and Monarch, on behalf of each Monarch Series, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Washington, D.C. 20549, and at the SEC's regional and district offices located at 73 Tremont Street, Suite 600, Boston, MA 02108-3912, 601 Walnut Street, Suite 1120E, Philadelphia, PA 19106 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326 and 175 Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                    EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION (the "PLAN") is made as of this ___ day of _______, 2003, by and between Monarch Funds (the "Trust"), a Massachusetts business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "Acquiring Fund") and Forum Funds ("Forum"), a Delaware statutory trust, for itself and on behalf of its series listed in the Target Funds column below (each a "Target Fund").

------------------------------------------------------------ ---------------------------------------------------------
                      Acquiring Funds                                              TARGET FUNDS

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
                Daily Assets Treasury Fund                            Daily Assets Treasury Obligations Fund
------------------------------------------------------------ ---------------------------------------------------------
               Daily Assets Government Fund                          Daily Assets Government Obligations Fund
------------------------------------------------------------ ---------------------------------------------------------
                  Daily Assets Cash Fund                                      Daily Assets Cash Fund
------------------------------------------------------------ ---------------------------------------------------------

     WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Target Fund listed opposite the Acquiring Fund ("Corresponding Target Fund") in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Corresponding Target Fund in connection with the dissolution and liquidation of the Corresponding Target Fund (each a "REORGANIZATION"); and

     WHEREAS, the parties, for convenience, have structured this Plan so that it generally refers to a single Reorganization between a single Acquiring Fund and its Corresponding Target Fund, but intend for this Plan and its terms and conditions to apply to each Reorganization; and

     WHEREAS, the parties intend that the Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "CODE"), and that the Acquiring Fund and the Target Fund each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization;

     NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

     1.   DEFINITIONS.

          The following terms shall have the following meanings:

1940 ACT                        The Investment Company Act of 1940, as amended.

ACQUIRING CLASS                 The  class of  the Acquiring Fund  whose  shares
                                that the Trust will issue to the shareholders of the Corresponding Target Class set forth in Schedule A.

ASSETS All property and assets of any kind and all interests, rights, privileges and powers of or attributable to the Target Fund whether or not determinable at the Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by or attributed to the Target Fund and any deferred or prepaid expense shown as an asset on the Target Fund's books.

ASSETS LIST                     A list of securities and  other Assets and Known
                                Liabilities  of or  attributable to  the  Target
                                Fund as of the date provided to the Trust.

CLOSING DATE                    A date that the parties agree to in writing.

CORRESPONDING  TARGET CLASS     The Target Fund  share class  set forth opposite
                                the Acquiring Class in Schedule A.

EFFECTIVE TIME                  9:00 a.m.  Eastern  time  on  the  business  day
                                following the Closing Date, or such other time as the parties may agree to in writing.

FUND The Acquiring Fund or the Target Fund as the context may require.

KNOW, KNOWN OR KNOWLEDGE        Known after reasonable inquiry.

LIABILITIES                     All liabilities of, allocated or attributable to
                                the Target Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 REGISTRATION STATEMENT     The Trust's Registration Statement  on Form N-14
                                under the 1940 Act that will register the shares
                                of  the  Acquiring Fund  to  be  issued  in  the
                                Reorganization  and   will  include  the   proxy
                                materials necessary for shareholders of the Target Fund to approve the Reorganization.

NET VALUE OF ASSETS             Value of Assets net of Liabilities.

REORGANIZATION DOCUMENTS        Such  bills  of   sale,  assignments  and  other
                                instruments as desirable for the Target Fund to transfer to the Acquiring Fund all right and title to and interest in the Target Fund's
                                Assets and for the Acquiring Fund to assume the Target Fund's Liabilities.

SCHEDULE A                      Schedule A to this Plan.

TARGET FINANCIAL STATEMENTS     The audited financial  statements of  the Target
                                Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of the Target Fund for its most recently completed semi-annual period.

VALUATION TIME                  The time on the  Closing Date, the  business day
                                immediately  preceding the  Closing Date  if the
                                Closing Date  is  not  a  business  day, or such
                                other  date  as the  parties  may  agree  to  in
                                writing, that the Trust determines the net asset
                                value of the  shares of  the  Acquiring Fund and
                                determines  the net  value  of the  Assets of or
                                attributable   to   the   Target   Fund.  Unless
                                otherwise  agreed  to in  writing, the Valuation
                                Time shall be at the time of day then set forth in the Target Fund's Registration Statement on
                                Form N-1A as the time of day at which net asset value is calculated.

     2.   REGULATORY FILINGS AND SHAREHOLDER ACTION.

          (a) The Trust shall promptly prepare and file the N-14 Registration Statement with the SEC. The Trust and Forum shall promptly prepare and file any other appropriate regulatory filings, including, without limitation, filings with federal, state or foreign securities regulatory authorities.

          (b) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from Section 17 of the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

          (c) As soon as practicable after the effective date of the N-14 Registration Statement, the Target Fund shall hold a shareholder meeting to consider and approve this plan, the Reorganization and such other matters as the Target Fund's Board of Trustees may determine.

     3. TRANSFER OF ASSETS. The Trust and Forum shall take the following steps with respect to the Reorganization:

          (a) On or prior to the Closing Date, Forum shall endeavor to pay or make reasonable provision to pay out of the Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target Fund that are Known to the Target Fund and that are due and payable as of the Closing Date.

          (b) At the Effective Time, Forum shall assign, transfer, deliver and convey all of the Assets to the Acquiring Fund, subject to all of the Liabilities. The Trust shall then accept the Assets and assume the Liabilities such that at and after the Effective Time
               (i) all of the Assets at or after the Effective Time shall become and be the assets of the Acquiring Fund and (ii) all of the Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

          (c) Forum shall assign, transfer, deliver and convey the Assets to the Acquiring Fund at the Effective Time on the following bases:

               (1) In exchange for the transfer of the Assets, the Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Trust shall determine the number of shares of the Acquiring Class to be issued by dividing the Net Value of Assets of the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the Net Value of the Assets of the Corresponding Target Class.

               (2) The parties shall determine, as of the Valuation Time, the net asset value of the Acquiring Fund shares to be delivered and the net asset value of the Assets to be conveyed, substantially in accordance with the Trust's current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

               (3) Forum shall transfer the Assets with good and marketable title to the Trust for the benefit the Acquiring Fund. Forum shall transfer all cash in the form of immediately available funds payable to the order of the Trust for the benefit of the Acquiring Fund. Forum shall transfer any of the Assets that were not transferred to the Trust at the Effective Time to the Trust at the earliest practicable date thereafter.

          (d) Promptly after the Closing Date, Forum will deliver to the Trust a Statement of Assets and Liabilities of the Target Fund as of the Closing Date (usually within one week).

     4. DISSOLUTION AND LIQUIDATION OF THE TARGET FUND, REGISTRATION OF SHARES AND ACCESS TO RECORDS. The Trust and Forum also shall take the following steps in connection with the Reorganization:

          (a) At or as soon as reasonably practical after the Effective Time, the Target Fund shall dissolve and liquidate by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each Corresponding Target Class shareholder also shall have the right to receive any unpaid dividends or other distributions that the Target Fund declared with respect to the shareholder's Corresponding Target Class shares before the Effective Time. The Trust shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; the Target Fund shall simultaneously redeem and cancel on its books all of its issued and outstanding shares of each Corresponding Target Class. The Target Fund shall then wind up its affairs and dissolve as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations.

          (b) If a former Target Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, the Acquiring Fund shall require the shareholder to (i) furnish the Acquiring Fund with an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares are outstanding in certificate form, deliver to the Acquiring Fund the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or does not apply.

          (c) At and after the Closing Date, Forum shall provide the Trust and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target Fund shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Target Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Target Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, its records as required by Section 31 of and Rules 31a-1 and 31a-2 under the 1940 Act.

     5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF FORUM. Forum, on behalf of itself and, as appropriate, the Target Fund, represents and warrants to, and agrees with, the Trust as follows:

          (a) Forum is a statutory trust, validly existing and in good standing under the laws of the State of Delaware. Forum's Board of Trustees duly established and designated each class of the Target Fund as a class of the Target Fund. Forum is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

          (b) Forum has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, and to enter into this Plan and to consummate the transactions contemplated herein.

          (c) Forum's Board of Trustees has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Forum have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referenced in Section 2(c), the consummation of the transactions contemplated by this Plan will not, violate Forum's Trust Instrument or By-Laws. Except for obtaining the approval of Target Fund shareholders, Forum does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

          (d) The Target Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its taxable year which includes the Effective Time.

          (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meeting and at the Effective Time of the Reorganization, insofar as they relate to Forum and the Target
               Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

          (f) Forum has duly authorized and validly issued all of its issued and outstanding shares and all of the shares are validly outstanding, fully paid and non-assessable, and are offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase the Target Fund shares, nor are there any securities convertible into Target Fund shares.

          (g) Forum shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Reorganization.

          (h) At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets.

          (i) The Target Financial Statements, copies of which have been previously delivered to the Trust, fairly present the financial position of the Target Fund as of the Target Fund's most recent fiscal year-end and the results of the Target Fund's operations and changes in its net Assets for the periods indicated. The Target Financial Statements are in accordance with generally accepted accounting principles consistently applied.

          (j) To the Knowledge of the Trust, the Target Fund has no liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the Target Financial Statements, and Liabilities set forth in the Assets List.

          (k) Forum does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Target Fund or the Assets or businesses. Forum does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or the Assets or its ability to consummate the transactions contemplated by the Plan.

          (l) Except for contracts, agreements, franchises, licenses, or permits entered into or granted in the ordinary course of its business in each case under which no material default exists,

               Forum is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Target Fund.

          (m) Forum has filed its federal income tax returns of the Target Fund, copies of which have been previously delivered to the Trust, for all taxable years to and including the Target Fund's most recent taxable year, and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no assessment has been asserted with respect to such returns.

          (n) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of the Target Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

     6. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE TRUST. The Trust, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with Forum as follows:

          (a) The Trust is organized as a business trust duly created, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust's Board of Trustees has duly established and designated the Acquiring Fund as a series of the Trust and each Acquiring Class as a class of the Acquiring Fund. Upon the Closing Date, the Trust will be registered with the SEC as an open-end management company under the 1940 Act.

          (b) The Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to enter into this Plan and to consummate the transactions contemplated herein.

          (c) The Trust's Board of Trustees has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of the Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Trust's Trust Instrument or By-Laws. The Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

          (d) The Acquiring Fund shall qualify as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of its current taxable year.

          (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meeting and at the Effective Time of the Reorganization, insofar as they relate to the Trust and the Acquiring Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

          (f) The Trust shall duly authorize the Acquiring Fund shares to be issued and delivered to the Corresponding Target Fund as of the Effective Time. When issued and delivered, the

               Acquiring Fund shares shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

          (g) The Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Acquiring Fund or its assets or businesses. There are no facts that the Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or assets or its ability to consummate the transactions contemplated herein.

          (h) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Fund.

          (i) The Trust has made all state filings to register each Acquiring Class in each jurisdiction that the Corresponding Target Class is currently registered and all necessary steps have been taken under all relevant jurisdictions' securities laws to consummate the Reorganization.

          (j) Since August 31, 2002, there has been no material adverse change in the financial condition, business, properties or assets of the Acquiring Fund.

     7. CONDITIONS TO FORUM'S OBLIGATIONS. The obligations of Forum with respect to the Reorganization shall be subject to the following conditions precedent:

          (a) The Trust shall have duly executed and delivered the applicable Reorganization Documents to Forum.

          (b) The Target Fund's shareholders shall have approved the Reorganization in the manner required by Forum's Trust Instrument and applicable law. If the Target Fund shareholders fail to approve the Reorganization, that failure shall release the obligations of the Trust with respect to the Target Fund under this Plan.

          (c) The Trust shall have delivered to Forum a certificate dated as of the Closing Date and executed in its name by the Secretary or Assistant Secretary of the Trust, in a form reasonably satisfactory to Forum, stating that the representations and warranties of the Trust in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time.

          (d) Forum shall have received an opinion of _____________ with respect to the tax matters specified in Section 8(d) addressed to Forum and the Trust in form and substance reasonably satisfactory to them, and dated as of the Closing Date.

          (e) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and the SEC shall not have instituted or, to the Knowledge of the Trust, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

          (f) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Reorganization.

          (g) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under
               Section 25(c) of the 1940 Act.

          (h) The Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

          (i)  Forum  shall  have  received  from  the  Trust  a  duly  executed
               instrument   whereby  the  Acquiring  Fund  assumes  all  of  the
               Liabilities of or attributable to the Target Fund.

          (j) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

          (k) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

          (l) The parties shall have received a certificate from Forum Financial Group, LLC stating that it and/or its affiliates will pay all audit, legal, and proxy solicitation costs incurred by the Acquiring Fund and the Target Fund in connection with the Reorganization.

          (m) Forum's Board of Trustees shall have determined that the Target Fund's participation in the Reorganization is in the best interests of the Target Fund.

          (n) The Parties shall have received such assurances as they deem appropriate with respect to the audited and pro forma financial information of the Acquiring Fund and the Target Fund contained in the N-14 Registration Statement.

     8. CONDITIONS TO THE TRUST'S OBLIGATIONS. The obligations of Trust with respect to the Reorganization shall be subject to the following conditions precedent:

          (a) Forum shall have duly executed and delivered its applicable Reorganization Documents to the Trust.

          (b) The Target Fund's shareholders shall have approved the Reorganization in the manner required by the Trust's Trust Instrument and applicable law. If the Target Fund shareholders fail to approve the Reorganization, that failure shall release the Acquiring Fund of its obligations under this Plan.

          (c) The Target Fund shall have delivered to the Trust a certificate dated as of the Closing Date executed in its name by its
               Secretary or Assistant Secretary, in a form reasonably satisfactory to the Trust, stating that the representations and warranties of Forum and the Target Fund in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time.

          (d) The Trust shall have received an opinion of _______________ addressed to the Trust and Forum in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by them, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes:

               (1) The Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a). The Acquiring Fund and the Target Fund each will be a "party to a reorganization." Code Section 368(b).

               (2) The Target Fund shareholders will recognize no gain or loss on their receipt of voting shares of the Acquiring Fund in exchange for their voting shares of the Target Fund pursuant to the Reorganization. Code Section 354(a)(1).

               (3) The Target Fund will not recognize gain or loss on the transfer of all of the Assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities pursuant to the Reorganization. Code Sections 357(a) and 361(a).

               (4) The Target Fund will not recognize gain or loss on its distribution of voting shares of the Acquiring Fund to its shareholders pursuant to the liquidation of the Target Fund. Code Section 361(c).

               (5) The Acquiring Fund will not recognize gain or loss on its acquisition of all of the Assets solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities. Code Section 1032(a).

               (6) The aggregate tax basis of the voting shares of the Acquiring Fund received by each of the Target Fund's shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of the Target Fund surrendered in exchange therefor. Code Section 358(a)(1).

               (7) The holding period of the voting shares of the Acquiring Fund received by each of the Target Fund's shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the Target Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization. Code Section 1223(1).

               (8) The Acquiring Fund's basis in the Assets received pursuant to the Reorganization will equal the Target Fund's basis in the Assets immediately before the Reorganization. Code
                    Section 362(b).

               (9) The Acquiring Fund's holding period in the Assets received pursuant to the Reorganization will include the period during which the Target Fund held the Assets. Code Section 1223(2).

               (10) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Target Fund as of the date of the Reorganization. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder.

          (e) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, the Knowledge of the Trust, contemplated by the SEC.

          (f) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

          (g) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under
               Section 25(c) of the 1940 Act.

          (h) Forum shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

          (i) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

          (j) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

          (k) The parties shall have received a certificate from Forum Financial Group, LLC stating that it and/or its affiliates will pay all audit, legal, and proxy solicitation costs incurred by the Acquiring Fund and the Target Fund in connection with the Reorganization.

          (l) The Board of Trustees of the Trust shall have determined that the Acquiring Fund's participation in the Reorganization is in the best interests of the Acquiring Fund.

          (m) The parties shall have received such assurances as they deem appropriate with respect to the audited and pro forma financial information of the Acquiring Fund and the Target Fund contained in the N-14 Registration Statement.

     9. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

     10. TERMINATION OF PLAN. A majority of a party's Board of Trustees may terminate this Plan with respect to the Acquiring Fund or Target Fund, as appropriate, at any time before the applicable Effective Time if:
          (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied or (ii) the Board of Trustees determines that the consummation of the Reorganization is not in the best interests of shareholders and gives notice to the other party.

     11. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

     12. BROKERAGE FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in the Plan.

     13. AMENDMENTS. The parties may, by agreement in writing authorized by its respective Boards of Trustees, amend this Plan at anytime before or after the Target Fund's shareholders approve the Reorganization. However, after the Target Fund's shareholders have approved the Reorganization, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to the Reorganization. The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time by mutual agreement.

     14. WAIVERS. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

     15. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganization as the other shall deem necessary, advisable or appropriate.

     16. UPDATING OF N-14 REGISTRATION STATEMENT. If at any time prior to the Effective Date, a party becomes aware of any material information that is not reflected in the N-14 Registration Statement, the party discovering the information shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC, and, if appropriate, distributing to shareholders appropriate disclosure with respect to the information.

     17. LIMITATION ON LIABILITIES. The obligations of Forum and the Target Fund or the Trust and the Acquiring Fund shall not bind any of their respective Trustees, shareholders, nominees, officers, agents, or employees of Forum or the Trust personally, but shall bind only the assets and property of the Target Fund and Acquiring Fund, respectively. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Target Fund or the Acquiring Fund, as appropriate.

     18. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

          For Forum:

                   Leslie K. Klenk
                   Forum Financial Group, LLC
                   Two Portland Square
                   Portland, Maine 04101

          With copies to:

                   Anthony C.J. Nuland, Esq.
                   Seward & Kissel LLP
                   1200 G Street, N.W., Suite 350
                   Washington, D.C. 20005

          For Monarch:

                   Patrick J. Keniston
                   Forum Financial Group, LLC
                   Two Portland Square
                   Portland, ME 04101

                  With copies to:

                           Robert J. Zutz, Esq.
                           Kirkpatrick & Lockart LLP
                           1800 Massachusetts Avenue, NW
                           Washington, D.C. 20036-1800

     19. GENERAL. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

     IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

                                                     FORUM FUNDS, FOR ITSELF AND ON BEHALF OF EACH
                                                     OF DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY
                                                     ASSETS GOVERNMENT OBLIGATIONS FUND, AND DAILY ASSETS
                                                     CASH FUND

ATTEST:

____________________________________________         By:    ______________________________________________
Name:                                                       Name:
Title:                                                      Title:


                                                     MONARCH FUNDS, FOR ITSELF AND ON BEHALF OF
                                                     EACH OF ITS SERIES

ATTEST:

____________________________________________         By:    ______________________________________________
Name:                                                Name:
Title:                                               Title:

                                   SCHEDULE A

                            CORRESPONDING CLASS TABLE

------------------------------- ----------------------------- ------------------------------ ------------------------------
       ACQUIRING CLASS                                             CORRESPONDING TARGET
                                                                           CLASS
------------------------------- ----------------------------- ------------------------------ ------------------------------

------------------------------- ----------------------------- ------------------------------ ------------------------------
Daily Assets Treasury Fund      Universal Shares              Daily Assets Treasury          Institutional Shares
                                                              Obligations Fund
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Institutional Service Shares                                 Institutional Service Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------

------------------------------- ----------------------------- ------------------------------ ------------------------------
Daily Assets Government Fund    Universal Shares              Daily Assets Government        Institutional Shares
                                                              Obligations Fund
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Institutional Service Shares                                 Institutional Service Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Investor Shares                                              Investor Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------

------------------------------- ----------------------------- ------------------------------ ------------------------------
Daily Assets Cash Fund          Universal Shares              Daily Assets Cash Fund         Institutional Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Institutional Service Shares                                 Institutional Service Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Investor Shares                                              Investor Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------

------------------------------- ----------------------------- ------------------------------ ------------------------------

                                    EXHIBIT B

                              FINANCIAL HIGHLIGHTS

                               FORUM TREASURY FUND
                              FORUM GOVERNMENT FUND
                                 FORUM CASH FUND

                  [TO BE INSERTED BY PRE-EFFECTIVE AMENDMENT]

                                    EXHIBIT C

                              FINANCIAL HIGHLIGHTS
                              MONARCH TREASURY FUND
                             MONARCH GOVERNMENT FUND
                                MONARCH CASH FUND

                  [TO BE INSERTED BY PRE-EFFECTIVE AMENDMENT]

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MONARCH FUNDS

              DAILY ASSETS TREASURY FUND ("MONARCH TREASURY FUND")
            DAILY ASSETS GOVERNMENT FUND ("MONARCH GOVERNMENT FUND")
                  DAILY ASSETS CASH FUND ("MONARCH CASH FUND")

                             _________________, 2003

     This Statement of Additional Information supplements the Combined Proxy Statement/Prospectus dated _______________, 2003 relating to:

     1. A proposal to approve an Agreement and Plan of Reorganization between Forum Funds, another registered investment company, on behalf of Daily Assets Treasury Obligations Fund ("Forum Treasury Fund"), Daily Assets Government Obligations Fund ("Forum Government Fund"), and Daily Assets Cash Fund ("Forum Cash Fund") (each a "Forum Series"), and Monarch Funds ("Monarch"), on behalf of its series, Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund (the "Plan"). Under the Plan, each of Forum Treasury Fund, Forum Government Fund, and Forum Cash Fund will (a) transfer its assets to Monarch Treasury Fund, Monarch Government Fund, and Monarch Cash Fund, respectively (each a "Monarch Series"), in exchange for shares of that corresponding Monarch Series and the corresponding Monarch Series' assumption of the applicable Forum Series' liabilities and (b) then distribute the shares received from the Monarch Series proportionately to its shareholders and terminate (collectively, the "Reorganizations").

     This  Statement of Additional  Information  consists of this cover page and
the  Pro  Forma   financial   statements  for  each  Monarch  Series  after  the
Reorganization and as of August 31, 2002, which follows as Appendix A.

     The following documents, each of which has been filed with the Securities and Exchange Commission, are incorporated herein by reference.

     [Items to be incorporated by reference shall be included in a pre-effective amendment]

     This Statement of Additional Information is not a Prospectus; a Combined Proxy Statement/Prospectus dated August 15, 2002, relating to the Reorganizations may be obtained without charge by writing Forum Shareholder Services, LLC at P.O. Box 446, Portland, Maine 04112 or calling (800) 754-8757. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Prospectus/Proxy Statement.

                                   APPENDIX A

           PRO FORMA FINANCIAL STATEMENTS OF EACH MONARCH SERIES POST-
                    REORGANIZATION AND AS OF AUGUST 31, 2002

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES - MONARCH TREASURY FUND
AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                                      PRO FORMA
                                                                                                                       MONARCH
                                                                     MONARCH            FORUM                          TREASURY
                                                                    TREASURY         OBLIGATIONS                          FUND
                                                                       FUND             FUND         ADJUSTMENTS         TOTAL
                                                                 ---------------- ---------------- ---------------- ----------------

Assets
 Investments
   Securities at amortized cost                                    $ 156,553,029    $ 115,111,061    $ (75,567,894)   $ 196,096,196
   Repurchase agreements at amortized cost                                     -                -       75,550,000       75,550,000
 Total investment, at amortized cost                                 156,553,029      115,111,061          (17,894)     271,646,196
 Cash                                                                          -                -           39,274           39,274
 Receivables:
   Interest and other receivables                                              -                -            7,817            7,817
   Receivable from Administrator                                           1,147                -                -            1,147
 Organization costs, net of amortization                                       -              457                -              457
 Prepaid expenses                                                          1,590            4,432            7,624           13,646
                                                                 ---------------- ---------------- ---------------- ----------------
Total Assets                                                         156,555,766      115,115,950           36,821      271,708,537
                                                                 ---------------- ---------------- ---------------- ----------------

Liabilities
 Payables:
   Fund shares redeemed                                                        -                -        2,509,198 1      2,509,198
   Dividends                                                              10,892          159,620                -          170,512
 Accrued Liabilities:
   Investment advisory fees                                                    -                -            9,534            9,534
   Administration fees                                                     9,904                -           13,686           23,590
   Transfer agent fees                                                    35,630            6,383                -           42,013
   Custodian fees                                                              -                -            5,999            5,999
   Shareholder Service Agent fees                                         18,789            1,780                -           20,569
   Distributor  fees                                                      35,198                -                -           35,198
   Other                                                                   5,618            9,717            7,602           22,937
                                                                 ---------------- ---------------- ---------------- ----------------
Total Liabilities                                                        116,031          177,500        2,546,019        2,839,550
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                         $ 156,439,735    $ 114,938,450     $ (2,509,198)   $ 268,868,987
                                                                 ================ ================ ================ ================

Components of Net Assets
 Paid in capital                                                   $ 156,414,732    $ 114,929,437     $ (2,509,198)1  $ 268,834,971
 Undistributed (distributions in excess of) net investment income         24,951            9,002                -           33,953
 Accumulated net realized gain                                                52               11                -               63
                                                                 ---------------- ---------------- ---------------- ----------------

Net Assets                                                         $ 156,439,735    $ 114,938,450     $ (2,509,198)   $ 268,868,987
                                                                 ================ ================ ================ ================

Net Assets by Class of Shares
 Universal Shares                                                      $ 104,336              $ -    $ 103,281,355    $ 103,385,691
 Institutional Service Shares                                                  -       11,657,095       20,067,958       31,725,053
 Institutional Shares                                                 20,067,958      103,281,355     (123,349,313)               -
 Investor Shares                                                     133,758,243                -                -      133,758,243
 Service Shares                                                        2,509,198                -       (2,509,198)1              -

Net Assets                                                         $ 156,439,735    $ 114,938,450     $ (2,509,198)   $ 268,868,987
                                                                 ================ ================ ================ ================

Shares of Beneficial Interest
 Universal Shares                                                        104,334                -      103,273,820      103,378,154
 Institutional Service Shares                                                  -       11,655,616       20,058,874       31,714,490
 Institutional Shares                                                 20,058,874      103,273,820     (123,332,694)               -
 Investor Shares                                                     133,742,691                -                -      133,742,691
 Service Shares                                                        2,508,834                -       (2,508,834)1              -
                                                                 ---------------- ---------------- ---------------- ----------------
                                                                     156,414,733      114,929,436       (2,508,834)     268,835,335
Net Asset Value Per Share (Offering and Redemption
    Price per Share) for each Class                                       $ 1.00           $ 1.00              $ -           $ 1.00

1    Reflects the redemption of Service Share Class

PRO FORMA STATEMENTS OF OPERATIONS - MONARCH TREASURY FUND
YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                              PRO FORMA
                                                                           FORUM                               MONARCH
                                                         MONARCH          TREASURY                             TREASURY
                                                         TREASURY        OBLIGATIONS                             FUND
                                                           FUND             FUND           ADJUSTMENTS           TOTAL
                                                      ---------------  ---------------- ------------------  ---------------
Investment Income
  Interest income allocated from Core Portfolio          $ 4,716,486       $ 3,265,698       $ (7,982,184)             $ -
  Interest income                                                  -                 -          7,982,184        7,982,184
  Net expenses allocated form Core Portfolio                (296,248)         (205,563)           501,811                -
                                                      ---------------  ---------------- ------------------  ---------------
Net Investment Income                                      4,420,238         3,060,135            501,811        7,982,184
                                                      ---------------  ---------------- ------------------  ---------------

Expenses
    Investment Advisory                                            -                 -            128,396          128,396
    Custody                                                        -                 -             72,831           72,831

  Administration
    Universal Shares                                              56                 -            149,964          150,020
    Institutional Service Shares                                   -             6,823             49,989           56,812
    Institutional Shares                                      21,691            72,416            (94,107)               -
    Investor Shares                                           97,467                 -             90,332          187,799
    Service Shares                                             4,350                 -             (4,350)               -

  Transfer Agency
    Universal Shares                                           7,753                 -             79,491           87,244
    Institutional Service Shares                                   -            26,202             35,710           61,912
    Institutional Shares                                      92,146            86,707           (178,853)               -
    Investor Shares                                          386,084                 -              7,566          393,650
    Service Shares                                            16,204                 -            (16,204)               -

  Shareholder services
    Institutional Service Shares                                   -            34,113             75,662          109,775
    Institutional Shares                                      82,485                 -            (82,485)               -
    Investor Shares                                          362,872                 -                  -          362,872
    Service Shares                                            10,569                 -            (10,569)               -

  Distribution
    Investor Shares                                          453,590                 -                  -          453,590
    Service Shares                                            31,708                 -            (31,708)               -

  Professional services                                        8,753            20,211               (490)          28,474
  Accounting                                                   3,000            25,900             34,100           63,000
  Trustees                                                     7,797             7,178             (9,240)           5,735
  Compliance                                                   9,441             2,395             (5,673)           6,163
  Reporting                                                      772             1,760               (668)           1,864
  Amortization of organization costs                               -             1,173                  -            1,173
  Insurance expense                                                -             3,077             (3,077)               -
  Miscellaneous                                               13,888            19,340               (959)          32,269
                                                      ---------------  ---------------- ------------------  ---------------
Total Expenses                                             1,610,626           307,295            285,658        2,203,579
  Expenses reimbursed and fees waived                       (127,307)         (155,281)           173,335         (109,253)
                                                      ---------------  ---------------- ------------------  ---------------
Net Expenses                                               1,483,319           152,014            458,993        2,094,326
                                                      ---------------  ---------------- ------------------  ---------------

Net Investment Income                                      2,936,919         2,908,121             42,818        5,887,858

Net Realized Gain on Investments Allocated from Portfolios        54                11                  -               65
                                                      ---------------  ---------------- ------------------  ---------------

Net Increase in Net Assets from Operations               $ 2,936,973       $ 2,908,132           $ 42,818      $ 5,887,923
                                                      ===============  ================ ==================  ===============

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES - MONARCH GOVERNMENT FUND
AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                             PRO FORMA
                                                                   MONARCH         FORUM                       MONARCH
                                                                  GOVERNMENT    GOVERNMENT                   GOVERNMENT
                                                                    FUND           FUND       ADJUSTMENTS        FUND
                                                                -------------  ------------- -------------- --------------

Assets
    Investments
      Securities at amortized cost                              $ 270,911,188  $ 109,815,103 $ (113,380,630)$ 267,345,661
      Repurchase agreements at amortized cost                              -              -    111,210,000    111,210,000
    Total investment, at amortized cost                          270,911,188    109,815,103     (2,170,630)   378,555,661
    Cash                                                                   -              -         15,872         15,872
    Receivables:
      Interest and other receivables                                       -              -      2,179,199      2,179,199
      Receivable from Administrator                                    3,566              -              -          3,566
    Organization costs, net of amortization                                -            601              -            601
    Prepaid expenses                                                   2,710         13,042         16,165         31,917
                                                                -------------  ------------- -------------- --------------
Total Assets                                                     270,917,464    109,828,746         40,606    380,786,816
                                                                -------------  ------------- -------------- --------------

Liabilities
    Payables:
      Fund shares redeemed                                                 -              -      1,379,113 1    1,379,113
      Dividends                                                       98,740        107,739              -        206,479
    Accrued Liabilities:
      Investment advisory fees                                             -              -         12,224         12,224
      Administration fees                                             14,779              -         17,548         32,327
      Transfer agent fees                                             33,458          4,317              -         37,775
      Custodian fees                                                       -              -          8,091          8,091
      Shareholder Service Agent fees                                  23,978         10,360              -         34,338
      Distributor  fees                                               14,885              -              -         14,885
      Other                                                           12,723          4,739          2,743         20,205
                                                                -------------  ------------- -------------- --------------
Total Liabilities                                                    198,563        127,155      1,419,719      1,745,437
                                                                -------------  ------------- -------------- --------------
Net Assets                                                      $ 270,718,901  $ 109,701,591  $ (1,379,113) $ 379,041,379
                                                                =============  ============= ============== ==============

Components of Net Assets
    Paid in capital                                             $ 270,738,860  $ 109,690,578  $ (1,379,113)1$ 379,050,325
    Undistributed (distributions in excess of) net investment income (31,162)         8,445              -        (22,717)
    Accumulated net realized gain                                     11,203          2,568              -         13,771
                                                                -------------  ------------- -------------- --------------
Net Assets                                                      $ 270,718,901  $ 109,701,591  $ (1,379,113) $ 379,041,379
                                                                =============  ============= ============== ==============

Net Assets by Class of Shares
    Preferred Shares                                            $ 12,041,343            $ -            $ -   $ 12,041,343
    Universal Shares                                              81,425,667              -     51,619,928    133,045,595
    Institutional Service Shares                                           -     57,519,745              -     57,519,745
    Institutional Shares                                         117,475,462     51,619,928    (51,619,928)   117,475,462
    Investor Shares                                               58,397,316        561,918              -     58,959,234
    Service Shares                                                 1,379,113              -     (1,379,113)1            -

Net Assets                                                      $ 270,718,901  $ 109,701,591  $ (1,379,113) $ 379,041,379
                                                                =============  ============= ============== ==============

Shares of Beneficial Interest
    Preferred Shares                                              12,040,678              -              -     12,040,678
    Universal Shares                                              81,462,046              -     51,614,191    133,076,237
    Institutional Service Shares                                           -     57,514,503              -     57,514,503
    Institutional Shares                                         117,467,521     51,614,191    (51,614,191)   117,467,521
    Investor Shares                                               58,390,207        561,882              -     58,952,089
    Service Shares                                                 1,378,408              -     (1,378,408)1            -
                                                                -------------  ------------- -------------- --------------
                                                                 270,738,860    109,690,576     (1,378,408)   379,051,028
Net Asset Value Per Share (Offering and Redemption
    Price per Share) for each Class                                   $ 1.00         $ 1.00            $ -         $ 1.00


1      Reflects the redemption of Service Share Class

PRO FORMA STATEMENTS OF OPERATIONS - MONARCH GOVERNMENT FUND
YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                               PRO FORMA
                                                          MONARCH          FORUM                                MONARCH
                                                        GOVERNMENT       GOVERNMENT                            GOVERNMENT
                                                          FUND              FUND           ADJUSTMENTS            FUND
                                                     ----------------  ---------------- ------------------  ----------------
Investment Income
  Interest income allocated from Core Portfolio         $ 12,875,100       $ 2,568,209      $ (15,443,309)              $ -
  Interest income                                                  -                 -         15,443,309        15,443,309
  Net expenses allocated form Core Portfolio                (610,556)         (129,594)           740,150                 -
                                                     ----------------  ---------------- ------------------  ----------------
Net Investment Income                                     12,264,544         2,438,615            740,150        15,443,309
                                                     ----------------  ---------------- ------------------  ----------------

Expenses
    Investment Advisory                                            -                 -            207,950           207,950
    Custody                                                        -                 -            117,957           117,957

  Administration
    Preferred Shares                                          15,745                 -             14,823            30,568
    Universal Shares                                          77,719                 -            123,852           201,571
    Institutional Service Shares                                   -            28,814             30,835            59,649
    Institutional Shares                                     136,034            25,055            111,013           272,102
    Investor Shares                                           39,287               241             35,726            75,254
    Service Shares                                             8,739                 -             (8,739)                -

  Transfer Agency
    Preferred Shares                                           8,154                 -             (5,043)            3,111
    Universal Shares                                          86,090                 -             33,262           119,352
    Institutional Service Shares                                   -            71,260             (7,207)           64,053
    Institutional Shares                                     543,819            37,928            (26,644)          555,103
    Investor Shares                                          154,397            13,271            (13,350)          154,318
    Service Shares                                            24,722                 -            (24,722)                -

  Shareholder Services
    Preferred Shares                                               -                 -                  -                 -
    Universal Shares                                               -                 -                  -                 -
    Institutional Service Shares                                   -           144,071            (28,815)          115,256
    Institutional Shares                                     525,766                 -                  -           525,766
    Investor Shares                                          144,444             1,206               (241)          145,409
    Service Shares                                            21,409                 -            (21,409)                -

  Distribution
    Investor Shares                                          180,555             1,448               (242)          181,761
    Service Shares                                            64,227                 -            (64,227)                -

  Professional services                                       24,644            15,659             (2,200)           38,103
  Accounting                                                   3,000            37,900             46,100            87,000
  Trustees                                                    18,633             4,710            (14,055)            9,288
  Compliance                                                   9,625             9,527             (9,171)            9,981
  Reporting                                                    2,557             1,556             (1,094)            3,019
  Amortization of organization costs                               -             1,461                  -             1,461
  Insurance expense                                                -             1,904             (1,904)                -
  Miscellaneous                                               27,536            14,015             11,150            52,701
                                                     ----------------  ---------------- ------------------  ----------------
Total Expenses                                             2,117,102           410,026            503,605         3,030,733
  Expenses reimbursed and fees waived                       (144,661)         (171,291)           108,537          (207,415)
                                                     ----------------  ---------------- ------------------  ----------------
Net Expenses                                               1,972,441           238,735            612,142         2,823,318
                                                     ----------------  ---------------- ------------------  ----------------

Net Investment Income                                     10,292,103         2,199,880            128,008        12,619,991

Net Realized Gain on Investments Allocated from Portfolios    16,108             3,058                  -            19,166
                                                     ----------------  ---------------- ------------------  ----------------

Net Increase in Net Assets from Operations              $ 10,308,211       $ 2,202,938          $ 128,008      $ 12,639,157
                                                     ================  ================ ==================  ================

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES - MONARCH CASH FUND
AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                                      PRO FORMA
                                                                  MONARCH            FORUM                              MONARCH
                                                                   CASH              CASH                                CASH
                                                                   FUND              FUND           ADJUSTMENTS          FUND
                                                             ----------------- ----------------- ----------------- -----------------

Assets
    Investments
       Securities at amortized cost                           $ 1,061,932,382      $ 85,901,295    $ (382,094,432)    $ 765,739,245
       Repurchase agreements at amortized cost                                                        381,300,000       381,300,000
    Total investment, at amortized cost                         1,061,932,382        85,901,295          (794,432)    1,147,039,245
    Cash                                                                    -                 -            14,931            14,931
    Receivables:
       Interest and other receivables                                       -                 -           858,037           858,037
       Receivable from Administrator                                    2,452                 -                 -             2,452
    Prepaid expenses                                                    9,695             3,085            26,811            39,591

                                                             ----------------- ----------------- ----------------- -----------------
Total Assets                                                    1,061,944,529        85,904,380           105,347     1,147,954,256
                                                             ----------------- ----------------- ----------------- -----------------

Liabilities
    Payables:
       Fund shares redeemed                                                 -                 -         7,695,178 1       7,695,178
       Dividends                                                       30,797            39,821                 -            70,618
    Accrued Liabilities:
       Investment advisory fees                                             -                 -            33,361            33,361
       Administration fees                                             51,217                 -            47,890            99,107
       Transfer agent fees                                            164,929             1,958                 -           166,887
       Custodian fees                                                       -                 -            22,596            22,596
       Shareholder Service Agent fees                                 161,784             9,899                 -           171,683
       Distributor  fees                                              129,740                 -                 -           129,740
       Other                                                           28,862             7,618             1,500            37,980
                                                             ----------------- ----------------- ----------------- -----------------

Total Liabilities                                                     567,329            59,296         7,800,525         8,427,150
                                                             ----------------- ----------------- ----------------- -----------------

Net Assets                                                    $ 1,061,377,200      $ 85,845,084      $ (7,695,178)  $ 1,139,527,106
                                                             ================= ================= ================= =================

Components of Net Assets
    Paid in capital                                           $ 1,061,339,332      $ 85,840,154      $ (7,695,178)1 $ 1,139,484,308
    Undistributed (distributions in excess of) net investment income        -               797                 -               797
    Accumulated net realized gain                                      37,868             4,133                 -            42,001
                                                             ----------------- ----------------- ----------------- -----------------

Net Assets                                                    $ 1,061,377,200      $ 85,845,084      $ (7,695,178)  $ 1,139,527,106
                                                             ================= ================= ================= =================

Net Assets by Class of Shares
    Preferred Shares                                             $ 13,095,274               $ -               $ -        13,095,274
    Universal Shares                                               46,833,306                 -        35,199,174        82,032,480
    Institutional Service Shares                                            -        49,965,409                 -        49,965,409
    Institutional Shares                                          347,468,889        35,199,174       (35,199,174)      347,468,889
    Investor Shares                                               646,284,553           680,501                 -       646,965,054
    Service Shares                                                  7,695,178                 -        (7,695,178)1               -

Net Assets                                                    $ 1,061,377,200      $ 85,845,084      $ (7,695,178)  $ 1,139,527,106
                                                             ================= ================= ================= =================

Shares of Beneficial Interest
    Preferred Shares                                               13,092,899                 -                 -        13,092,899
    Universal Shares                                               46,831,876                 -        35,196,905        82,028,781
    Institutional Service Shares                                            -        49,962,783                 -        49,962,783
    Institutional Shares                                          347,458,274        35,196,905       (35,196,905)      347,458,274
    Investor Shares                                               646,262,172           680,466                 -       646,942,638
    Service Shares                                                  7,694,108                 -        (7,694,108)1               -
                                                             ----------------------------------- ----------------- -----------------
                                                                1,061,339,329        85,840,154        (7,694,108)    1,139,485,375
Net Asset Value Per Share (Offering and Redemption
    Price per Share) for each Class                                    $ 1.00            $ 1.00               $ -            $ 1.00


1      Reflects the redemption of Service Share Class

PRO FORMA STATEMENTS OF OPERATIONS - MONARCH CASH FUND
YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                              PRO FORMA
                                                          MONARCH           FORUM                              MONARCH
                                                           CASH             CASH                                 CASH
                                                           FUND             FUND           ADJUSTMENTS           FUND
                                                      ---------------  ---------------- ------------------  ---------------
Investment Income
  Interest income allocated from Core Portfolio         $ 32,013,680       $ 2,504,922      $ (34,518,602)             $ -
  Interest income                                                  -                 -         34,518,602       34,518,602
  Net expenses allocated form Core Portfolio              (1,542,845)         (119,822)         1,662,667                -
                                                      ---------------  ---------------- ------------------  ---------------
Net Investment Income Allocated                           30,470,835         2,385,100          1,662,667       34,518,602
                                                      ---------------  ---------------- ------------------  ---------------

Expenses
    Investment Advisory                                            -                 -            488,010          488,010
    Custody                                                        -                 -            276,818          276,818

  Administration
    Preferred Shares                                          37,898                 -             31,094           68,992
    Universal Shares                                          25,540                 -             76,556          102,096
    Institutional Service Shares                                   -            26,753             28,630           55,383
    Institutional Shares                                     284,274            25,933            245,374          555,581
    Investor Shares                                          372,094               324            345,450          717,868
    Service Shares                                            17,885                 -            (17,885)               -

  Transfer Agency
    Preferred Shares                                           8,527                 -             (3,948)           4,579
    Universal Shares                                          33,278                 -             26,489           59,767
    Institutional Service Shares                                   -            68,366             (9,049)          59,317
    Institutional Shares                                   1,098,548            38,993            (24,901)       1,112,640
    Investor Shares                                        1,419,424            14,591             12,193        1,446,208
    Service Shares                                            44,030                 -            (44,030)               -

  Shareholder services
    Institutional Service Shares                                   -           133,767            (26,754)         107,013
    Institutional Shares                                   1,073,516                 -                  -        1,073,516
    Investor Shares                                        1,385,796             1,620               (324)       1,387,092
    Service Shares                                            43,810                 -            (43,810)               -

  Distribution
    Investor Shares                                        1,732,245             1,944               (323)       1,733,866
    Service Shares                                           131,429                 -           (131,429)               -

  Professional services                                       56,589            14,889                523           72,001
  Accounting                                                   3,000            37,900             46,100           87,000
  Trustees                                                    46,017             4,643            (28,863)          21,797
  Compliance                                                  12,401            11,865               (842)          23,424
  Reporting                                                    3,636             1,376              2,073            7,085
  Insurance expense                                                -             1,797             (1,797)               -
  Miscellaneous                                               57,990            17,108             52,008          127,106
                                                      ---------------  ---------------- ------------------  ---------------
Total Expenses                                             7,887,927           401,869          1,297,363        9,587,159
  Expenses reimbursed and fees waived                       (122,567)         (166,991)           123,231         (166,327)
                                                      ---------------  ---------------- ------------------  ---------------
Net Expenses                                               7,765,360           234,878          1,420,594        9,420,832
                                                      ---------------  ---------------- ------------------  ---------------

Net Investment Income                                     22,705,475         2,150,222            242,073       25,097,770

Net Realized Gain on Investments Allocated from Portfolios    54,031             4,150                  -           58,181
                                                      ---------------  ---------------- ------------------  ---------------

Net Increase in Net Assets from Operations              $ 22,759,506       $ 2,154,372          $ 242,073     $ 25,155,951
                                                      ===============  ================ ==================  ===============

                                     PART C

                                OTHER INFORMATION

ITEM 15 - INDEMNIFICATION.

CURRENT TRUST INSTRUMENT; FORM OF AGREEMENT AND DECLARATION OF TRUST

The Registrant's current Trust Instrument and the Registrant's form of Agreement and Declaration of Trust effective after Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 requires the Registrant to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is qualified in its entirety by the contents of the current Trust Instrument and the form of Agreement and Declaration of Trust included in this Registration Statement as Exhibit 16(1)(b) and Exhibit 16(1)(a), respectively, and which are incorporated herein by reference.

CURRENT DISTRIBUTION AGREEMENT; FORM OF DISTRIBUTION AGREEMENT

The Registrant's current Distribution Agreement and the Registrant's form of Distribution Agreement effective after Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 require the Registrant's distributor to indemnify, defend and hold the Registrant and its several officers and trustees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, cots, charges, reasonable counsel fees and other expenses of ever nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) (collectively, "Damages") but only if such Damages arise out of or are based upon:

     (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the distributor; or

     (ii) any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the distributor's duties or obligations under this Agreement or by reason or the distributor's reckless disregard of its duties and obligations under this Agreement.

This description is qualified in its entirety by the contents of the current Distribution Agreement and the form of Distribution Agreement included in this Registration Statement as Exhibit 16(7)(b) and Exhibit 16(7)(a), respectively, and which are incorporated herein by reference.

FORM OF INVESTMENT ADVISORY AGREEMENT

The Registrant's form of Investment Advisory Agreement effective after Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 provides the adviser will be liable to the Registrant for error of judgment or mistake of law, for any loss arising out of any investment, or in any event due resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement, or by reason of reckless disregard of its obligations and duties under the agreement.

This description is qualified in its entirety by the contents of the form of Investment Advisory Agreement included in this Registration Statement as Exhibit 16(6) and which is incorporated herein by reference.

OTHER AGREEMENTS OF THE REGISTRANT

The Registrant's current Administration Agreement and the Registrant's form of Administration Agreement effective after Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 require the

Registrant's administrator to indemnify and hold harmless the Registrant, its employees, agents, trustees, and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of ever nature and character (collectively, "Damages") arising out of the administrator's actions taken or failures to act with respect to a series of the Registrant due to bad faith, willful misfeasance or gross negligence in the performance of the administrator's duties or obligations under the agreement or by reason of the administrator's reckless disregard of its duties and obligations under the agreement.

The Registrant's current and form of Transfer Agency Agreement and the Registrant's current and form of Fund Accounting Agreement contain similar indemnification language.

This description is qualified in its entirety by the contents of the current Administration Agreement, form of Administration Agreement, current Transfer Agency Agreement, form of Transfer Agency Agreement, current Fund Fund Accounting Agreement, and the form of Fund Accounting Agreement included in this Registration Statement as Exhibit 16(13)(b), Exhibit 16(13)(a), Exhibit 16(13)(d), Exhibit 16(13)(c), Exhibit 16(13)(h), and Exhibit 16(13)(g),
respectively, and which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is againnst public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16 - EXHIBITS.

(1) (a) Form of Agreement and Declaration of Trust for Registrant effective after reorganization into a Massachusetts business trust on or about April 11, 2003 (filed herewith).

     (b) Trust Instrument for Registration effective prior to reorganization into a Massachusetts business trust on or about April 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(2) (a) Form of By-Laws for Registrant effective after reorganization into a Massachusetts business trust on or about April 11, 2003 (filed herewith).

     (b) By-Laws for Registrant prior to reorganization into a Massachusetts business trust on or about April 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(3)  None.

(4) Form of Agreement and Plan of Reorganization between Registrant, after reorganization into a Massachusetts business trust, and Forum Funds is filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5) Sections 2.10 and 10.3 and Article VII of the Form of Agreement and Declaration of Trust filed as Exhibit 1(a) and of the Trust Instrument filed as Exhibit 1(b).

(6)  Form  of  Investment   Advisory  Agreement  between  Registrant  and  Forum
     Investment Advisors, LLC (filed herewith).

(7) (a) Form of Distribution Agreement between the Registrant and Forum Fund Services, LLC effective after reorganization into a Massachusetts business trust on or about April 11, 2003 ( (filed herewith).

     (b) Current Distribution Agreement between the Registrant and Forum Funds Services, LLC effective prior to reorganization into a Massachusetts business trust on or about April 11, 2003

     (b) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers

     (Exhibit incorporated herein by reference as filed as Exhibit (e)(1) in PEA 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

(8)  None.

(9)  None.

(10) (a) Form of Distribution Plan for Investor Shares after Registrant's effective after reorganization into a Massachusetts business trust on or about April 11, 2003 (filed herewith).

     (b) Investor Class Distribution Plan effective prior to reorganization into a Massachusetts business trust on or about April 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

     (c) Service Class Distribution Plan effective before Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 24 via EDGAR on August 31, 2000, accession number 0001004402-00-000307).

     (d) Form of Multiclass (Rule 18f-3) Plan effective after Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 (filed herewith).

     (e) Multiclass (Rule 18f-3) Plan effective before Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective
     Amendment No. 28 via EDGAR on June 27, 2001, accession number 0001004402-01-500123).

(11) Opinion and consent of Kirkpatrick & Lockhart l LLP regarding legality of securities (to be filed by pre-effective amendment).

(12) Opinion and consent of ______________ regarding the tax consequences of each reorganization (to be filed pursuant to a post-effective amendment).

(13) (a) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC effective after Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 (filed herewith).

     (b) Administration Agreement between Registrant and Forum Administrative Services, LLC effective prior to Registrant's reorganization into a
     Massachusetts business trust on or about April 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

     (c) Form of Transfer Agency Agreement between Registrant and Forum Administrative Services, LLC effective after Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 (filed herewith).

     (d) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC effective prior to Registrant's reorganization into a
     Massachusetts business trust on or about April 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 17 via EDGAR on November 30, 1998, accession number 0001004402-98-000616).

     (e) Form of Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC effective after Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 relating to Institutional Shares, Institutional Service Shares, and Investor Shares (filed herewith).

     (f) Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC effective prior to Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 relating, to Institutional Shares, Service Shares, and Investor Shares (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 24 via EDGAR on August 31, 2000, accession number 0001004402-00-000307).

     (g) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC effective after Registrant's reorganization into a Massachusetts business trust on or about April 11, 2003 (filed herewith).

     (h) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC effective prior to Registrant's reorganization into a
     Massachusetts business trust on or about April 11, 2003 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).Consent of independent auditor (to be filed by pre-effective amendment)

(14) None.

(15) None.

(16) (a) Powers of Attorney, Maurice J. DeWald, John Y. Keffer, Christine M. McCarthy, Robert M. Franko and Rudolph I. Estrada, Trustees of Registrant (filed herewith).

     (b) Powers of Attorney, John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Core Trust (Delaware) (filed herewith).

(17) (a) Form of Proxy Card for Daily Assets Treasury Obligations Fund (filed herewith).

     (b) Proxy Card for Daily Assets Government Obligations Fund (filed herewith).

     (c) Proxy Card for Daily Assets Cash Fund (filed herewith).

ITEM 17 - UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file copies of the tax opinions required to be filed as an exhibit to the registration statement by Item 16 (12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the city of Portland and State of Maine, March 24, 2003.

                                                MONARCH FUNDS

                                                By:  /S/ JOHN Y. KEFFER
                                                     ---------------------------
                                                John Y. Keffer
                                                President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                           TITLE                      DATE

Principal Executive Officer

/S/ JOHN Y. KEFFER                  Chairman                   March 24, 2003
---------------------------
John Y. Keffer                      and President

Principal Financial
and Accounting Officer

/S/ STACEY A. HONG                  Treasurer                  March 24, 2003
---------------------------
Stacey A. Hong

A majority of the Trustees

/S/ JOHN Y. KEFFER                                             March 24, 2003
---------------------------
John Y. Keffer

Rudolph I. Estrada, Trustee
Maurice J. DeWald, Trustee
Christine M. McCarthy, Trustee
Robert M. Franko, Trustee
Jack J. Singer, Trustee

/S/ JOHN Y. KEFFER                                             March 24, 2003
---------------------------
By: John Y. Keffer
(Attorney-in-fact)

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on March 24, 2003.

                                                CORE TRUST (DELAWARE)

                                                By: /S/ JOHN Y. KEFFER
                                                   -----------------------------
                                                      John Y. Keffer, President

On behalf of Core Trust (Delaware), this Registration Statement of Monarch Funds has been signed below by the following persons in the capacities indicated on March 24, 2003.

(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         --------------------------------------------
         Stacey E. Hong, Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, Chairman

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee

         By: /S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                INDEX TO EXHIBITS

EXHIBIT NUMBER    DESCRIPTION OF EXHIBIT

16(1)(a)          Form of Agreement and Declaration of Trust

16(2)(a)          Form of By-Laws

16(4)             Form of Agreement and Plan of Reorganization

16(6)             Form of Investment Advisory Agreement

16(7)(a)          Form of Distribution Agreement

16(10)(a)         Form of Distribution Plan for Investor Shares

16(10)(d)         Form of Multiclass (Rule 18f-3) Plan

16(13)(a)         Form of Administration Agreement

16(13)(c)         Form of Transfer Agency Agreement

16(13)(e)         Form of Shareholder Service Agreement

16(13)(g)         Form of Fund Accounting Agreement

16(16)(a)         Powers of Attorney for Trustees of Monarch Funds

16(16)(b)         Powers of Attorney for Trustees of Core Trust (Delaware)

16(17)(a)         Form of Proxy Card for Daily Assets Treasury Obligations Fund.

16(17)(b)         Proxy Card for Daily Assets Government Obligations Fund.

16(17)(c)         Proxy Card for Daily Assets Cash Fund.